------------------
                                                              FIXED-INCOME FUNDS
                                                              ------------------

SHORT-TERM BOND MARKET FUND
INTERMEDIATE BOND MARKET FUND
TAX-EXEMPT INTERMEDIATE BOND FUND
BOND IMMDEX/TM FUND

ANNUAL REPORT

OCTOBER 31, 1998

                                                            (LOGO) FIRSTAR FUNDS

--------------------------------------------------------------------------------
                              NOTICE TO INVESTORS

- Shares of Firstar Funds:

 - ARE NOT INSURED BY THE
   FDIC, the US Government or any
   other governmental agency;

 - are not bank deposits or obligations
   of or guaranteed by Firstar Bank, its parent company or its affiliates;

 - are subject to investment risks,
   including possible loss of principal; and

 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

- Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.
--------------------------------------------------------------------------------


TABLE OF CONTENTS
                                                                       Page(s)
SHAREOWNER LETTER........................................................1-3
THE REINTRODUCTION TO RISK...............................................4-8
LOOKING AHEAD.............................................................8
SHORT-TERM BOND MARKET FUND REVIEW......................................10-11
INTERMEDIATE BOND MARKET FUND REVIEW....................................12-13
TAX-EXEMPT INTERMEDIATE BOND FUND REVIEW................................14-15
BOND IMMDEX/TM FUND REVIEW..............................................16-17
STATEMENT OF ASSETS AND LIABILITIES.......................................18
STATEMENT OF OPERATIONS...................................................19
STATEMENT OF CHANGES IN NET ASSETS........................................20
FINANCIAL HIGHLIGHTS....................................................21-24
SCHEDULE OF INVESTMENTS.................................................25-34
NOTES TO THE FINANCIAL STATEMENTS.......................................35-38
REPORT OF INDEPENDENT ACCOUNTANTS.........................................39

                                                            (LOGO) FIRSTAR FUNDS

DEAR SHAREOWNER:                                                   December 1998

INVESTMENT REVIEW

U.S. financial markets gave investors a roller coaster ride in the second half of Firstar Funds' October fiscal year. Russia's devaluation of the ruble and subsequent default on its debt set off a wave of selling in August that culminated in a stunning 513 point decline in the Dow Jones Industrial Average on August 31st. After rebounding somewhat in September, major market indexes like the Dow and the Standard & Poor's 500 again flirted with bear market territory in early October, declining nearly 20% from their July peak. Hardest hit was the small company sector of the market, which as of the October 8th low, was off nearly 38% from its April high as measured by the Russell 2000 Index. Since that time, U.S. stock markets have staged a breathtaking rally, aided in large part by the Federal Reserve's three successive quarter point interest rate cuts on September 29th, October 15th and November 17th.

The shift in Federal Reserve policy to a lower interest rate, rapid money growth posture is aimed at improving market liquidity and heading off a "credit crunch." Following the near collapse of hedge fund company Long-Term Capital Management, Inc., credit spreads (the difference in yield between a corporate bond and a U.S. Treasury bond of equal maturity) widened dramatically and the corporate bond market seized-up. Since the Fed began lowering interest rates, credit spreads have narrowed and the market has absorbed new corporate bond offerings from issuers who would have met a very chilly reception several weeks ago. The direction of short-term interest rates reflects the Fed's actions, with three-month Treasury bill yields declining from 5.0% to 4.3% between April 30th and October 31st. Long-term interest rates also declined during this period, but were much more volatile than short-term rates. The yield on the thirty-year U.S. Treasury bond declined from 6.0% to a low of 4.7% in September before settling back at 5.2% at the end of October.

During volatile times like these, a consistent investment approach is the key to success. Instead of trying to time the market and running the risk of zigging when you should zag, we believe investors should stick to their long-term asset allocation strategy. A consistent approach to asset allocation improves the chances of turning investment returns into investor returns. Equally important to long-term success, we believe, is following a consistent investment philosophy or style. Although Firstar Funds offers actively managed stock portfolios across the market capitalization spectrum and bond portfolios across the maturity range, our investment philosophy is focused. We follow a high-quality, structured approach in the management of our fixed-income portfolios and a growth-at-a-reasonable-price approach in the management of our equity portfolios. By staying focused on these twin investment disciplines, we believe we increase our chances of winning the investment "marathon." We are pleased with the long-term investment results our approach has achieved and remain confident in our ability to deliver competitive returns in the future.

On the technology front, we continue to enhance our web site at www.firstarfunds.com. Most recently, we added transactional capabilities. Now you can purchase and redeem shares on-line, as well as exchange or transfer assets between your existing Firstar Fund accounts. You now have the freedom to access your accounts when it best suits your schedule - seven days a week, 24 hours a day.

In other news, we reopened Firstar MicroCap Fund for new investments on November 2nd. Once the Fund receives an additional $50 million in contributions, it will once again close. We reopen the Fund when we feel there is sufficient capacity to absorb new assets. We are enthusiastic about the outlook for microcap investing given the tremendous relative values we believe are available among the market's smallest company stocks.

For more information about on-line transactions or if you have questions regarding the reopening of Firstar MicroCap Fund, please call the Firstar Funds Center at 1-800-982-8909.

Finally, we're very pleased at the appointment of Marian Zentmyer, CFA, as chief equity investment officer. She replaced Scott Harkness, who left the firm in November. Marian has 17 years of investment management experience with Firstar and has received national publicity for her outstanding portfolio management skills.

                                                            (LOGO) FIRSTAR FUNDS


MARKET OUTLOOK

Looking ahead, our market forecast is predicated on the following trends:

-Representing 45% of global economic activity, the U.S. and Europe will combine to offset the collapse suffered by many emerging economies, producing a net gain in worldwide economic growth.

-Despite Japan's efforts to reform its banking industry and implement new measures to stimulate demand, such as lower tax rates and deficit spending by the government, the Japanese economy remains mired in recession.

-Economic policies prescribed by the International Monetary Fund (IMF), which include tax increases, government spending cuts and devalued currencies, will delay economic recovery in those countries infected by the "Asian Contagion."

-Deterioration in foreign trade will continue to have a negative impact on U.S.
 economic growth due to weakened international demand for U.S. exports and higher imports from countries with devalued currencies.

-The lowest mortgage rates in a generation, moderate job creation and the best inflation-adjusted personal income growth in twenty-five years will sustain today's high level of consumer spending gains and extend America's consumer-led economic expansion.

-Unable to raise prices due to fierce global competition, companies will continue to "buy" revenue growth by acquiring their competitors (the urge to merge).

-Under pressure from rising wages and slowing sales growth, companies will continue to restructure, improve productivity through technology and pare payrolls (the urge to purge) to maintain profits.

-Global overcapacity in manufacturing and commodity production (e.g. autos and oil) should continue to exert downward pressure on commodity prices.

-Inflation rates should continue to decline with a period of mild deflation in 1999 a strong possibility.

-The yield curve, which plots interest rates from short-term to long-term, will become more positively sloped (via lower short-term rates), prompting a swift reduction in money market yields.

-With earnings growth more difficult to achieve, the key to future stock market returns will continue to be expanding price-to-earnings ratios (P/E's).

-P/E's should expand in a disinflationary/deflationary environment because stock prices are expressed in current dollars while earnings are expressed in future dollars that are appreciating in terms of purchasing power.

                                                            (LOGO) FIRSTAR FUNDS

IN SUMMARY

We believe the global economy will muddle through this turbulent period with the U.S. functioning as the "importer of last resort" and U.S. consumers providing the engine for continued economic growth. A withering corporate profit outlook makes stock selection critical and favors our active, growth-at-a-reasonable price equity management strategy. Lower levels of inflation or modest deflation increase the likelihood of further interest rate declines, creating a favorable environment for fixed income investing. We remain optimistic for continued positive returns for both our equity and fixed-income funds going into 1999.

Although volatility will remain high, we appreciate your confidence in the Firstar Funds and encourage you to read the portfolio reviews that follow.



(PHOTO)                            (PHOTO)
MARY ELLEN STANEK, CFA             MARIAN ZENTMYER, CFA
President and                      Chief Equity Investment Officer
Chief Executive Officer
Firstar Investment Research & Management Company, LLC (FIRMCO)

                                                             (LOGO) FIRSTARFUNDS

-------------------------------------------------------------------------------
                           THE REINTRODUCTION TO RISK
-------------------------------------------------------------------------------

The bond market, led by U.S. Treasuries, generated strong total returns over the last twelve months. Mild inflation, stalling Asian economies and hints of slower domestic growth provided good support for bonds throughout the year. In particular, during the last three months, a flight to quality from other panic-stricken markets, the near collapse of some prominent hedge funds and two Fed easings, combined to send U.S. Treasury yields tumbling 1 to 11/2 %. This significant drop in interest rates (and the corresponding rise in prices) propelled total returns of long U.S. Treasury issues to over 16% over the past twelve months (see chart below).

 MATURITY       10/31/98       10/31/98
  YEARS        YIELD (%)      YIELD (%)
----------     ----------     ----------
    1             5.35           4.18
    2             5.61           4.11
    3             5.68           4.35
    5             5.72           4.23
    7             5.84           4.51
    10            5.83           4.60
    30            6.15           5.15


Behind the strong returns in Treasuries, however, the bond market as a whole was violently shaken by the most difficult calendar quarter of the decade. The extreme volatility in the third quarter heightened investors' sensitivity to nearly every dimension of risk in the bond market. Investors were RE-INTRODUCED to risk. The swift rise in risk premiums brought illiquidity to the market in general. Bond market sectors with higher levels of intrinsic risk were punished most severely. In just a matter of weeks, risk that had been benign for years suddenly hit home and caught many investors by surprise. FIRSTAR BOND FUND'S HIGH QUALITY, RISK CONTROLLED APPROACH ENABLED THE FUNDS TO WEATHER THE VOLATILITY STORM.


RISK PREMIUMS RISE

The real story in the bond market this year has been the dramatic rise in risk premiums, or yield spreads. U.S. Treasury issues, which are considered to represent minimal credit risk, serve as a baseline for bond yields. All other bonds trade in the market at some yield spread to U.S. Treasury yields. As yields in general declined this year, one would have expected bond prices to rise (bond prices move inversely to yields). Indeed, Treasury prices did rise across the board, but the widening of yield spreads caused the prices of bonds in some non-Treasury sectors to actually fall. This divergence of price action led to a pronounced divergence in total returns (i.e. interest income plus change in price) in various sectors of the market. Let's look at two sectors in particular: corporate bonds and mortgage-backed securities.

                                                             (LOGO) FIRSTARFUNDS

CORPORATE SPREADS WIDEN

For corporate bonds, CREDIT RISK, or the assessment of an issuer's willingness and ability to pay interest and principal on a timely basis, IS A KEY DETERMINANT OF YIELD SPREADS. As preoccupation over corporate earnings intensified in the third quarter, and many hedge funds sold the majority of their corporate bond holdings, investors became more sensitive to credit risk and demanded larger yield spreads. The chart below shows how dramatically corporate spreads widened from a year ago and for comparative purposes where they had been after the last recession (12/31/91).

CREDIT SPREADS 12/31/91

                  AAA             AA             A             BBB
                --------       --------       --------       --------
    1            0.25%          0.10%          0.20%          0.55%
    2            0.30%          0.10%          0.20%          0.55%
    3            0.33%          0.10%          0.20%          0.57%
    5            0.36%          0.11%          0.19%          0.59%
    10           0.40%          0.14%          0.15%          0.58%
    30           0.69%          0.03%          0.13%          0.72%


CREDIT SPREADS 10/31/97

                  AAA             AA             A             BBB
                --------       --------       --------       --------
    1            0.38%          0.02%          0.12%          0.11%
    2            0.29%          0.04%          0.04%          0.09%
    3            0.32%          0.04%          0.07%          0.05%
    5            0.36%          0.04%          0.07%          0.16%
    10           0.40%          0.03%          0.12%          0.20%
    30           0.44%          0.11%          0.09%          0.31%


CREDIT SPREADS 10/31/98

                  AAA             AA             A             BBB
                --------       --------       --------       --------
    1            0.64%          0.02%          0.25%          0.46%
    2            0.65%          0.02%          0.24%          0.52%
    3            0.52%          0.02%          0.24%          0.47%
    5            0.72%          0.02%          0.33%          0.53%
    10           0.71%          0.03%          0.22%          0.62%
    30           1.10 %         0.06%          0.29%          0.64%

Much of this spread widening occurred over the past few months. The yield spread on a typical 10-year BBB-rated (investment-grade) corporate bond soared from 86 basis points on June 30th of this year to 158 basis points by the end of October. Spread widening in non investment-grade bonds, commonly referred to as "high yield" or "junk bonds," was even more dramatic over this time period. The spread on a typical 10-year junk bond went from 293 basis points on June 30th to 440 basis points by the end of October. (source: Bloomberg)

In last year's annual report we expressed our concern about investors and managers of investment-grade bond funds that had been reaching for yield by adding non investment-grade bonds to their holdings. We wrote: "we believe there is considerable risk of spread widening, which could cause junk bonds to underperform dramatically." The table below shows the total returns of the Lehman Brothers Treasury Index, Corporate Bond Index and High Yield Index for the last three months, year-to-date 1998 and last 12 months through October 31, 1998.

-------------------------------------------------------------------------------
                                       LAST 3                        LAST 12
                                       MONTHS        1998 YTD        MONTHS
-------------------------------------------------------------------------------
Lehman Brothers U.S. Treasury
Index Total Return                      5.24%         9.84%          11.57%
-------------------------------------------------------------------------------
Lehman Brothers Investment-Grade
Corporate Index Total Return            2.12%         6.26%           7.99%
-------------------------------------------------------------------------------
Lehman Brothers High Yield Index
Total Return                           (7.04)%       (2.30)%         (0.50)%
-------------------------------------------------------------------------------

While the widening of investment-grade corporate bonds has dampened bond fund returns this year, the table shows how devastating the exposure to high yield bonds has been. In our 1996 annual report, we cautioned investors of "masquerading" funds, or funds that claim to be investment-grade quality, yet use non investment-grade bonds to augment performance. In the third quarter of 1998, the mask was removed from such funds, leaving many investors astonished to find their bond fund losing value when interest rates overall had fallen. AT FIRSTAR FUNDS, WE PURCHASE ONLY INVESTMENT-GRADE SECURITIES, STRIVING TO CONTROL RISK RATHER THAN HIDE IT.

                                                             (LOGO) FIRSTARFUNDS


MORTGAGE SPREADS WIDEN

Another sector of the bond market that has been rocked with volatility this year is mortgage-backed securities. Mortgage-backed securities consist of pools of home mortgages that have been bundled together and then sold to investors in the form of securities. For mortgage-backed securities, CASH FLOW RISK, or the uncertainty of when principal will be returned, IS A KEY DETERMINANT OF YIELD SPREADS. As Treasury yields have declined in 1998, home mortgage rates have followed, creating an opportunity for the vast majority of all mortgage borrowers to refinance and significantly lower their home mortgage rates - good news for homeowners, bad news for investors in mortgage-backed securities. When homeowners refinance, they prepay their outstanding mortgage loan balances. As a result of these prepayments, investors in mortgage-backed securities have their principal returned to them sooner than expected and are left to reinvest it at the resulting lower yields. The chart below shows the correlation between the 10-year U.S. Treasury yield and the mortgage bankers refinance index, which tracks the number of refinancing applications.

-------------------------------------------------------------------------------
              CORRELATION OF "REFI" INDEX TO 10 YEAR T-NOTE YIELD
                               (through 10/31/98)

Date                Refi Index        10 yr T-note
--------            ------------      -------------
4-Jan-91            233.8             0.08014
11-Jan-91           244.8             0.08171
18-Jan-91           192.6             0.08017
25-Jan-91           171.1             0.08037
1-Feb-91            168.9             0.07909
8-Feb-91            208.9             0.07772
15-Feb-91           230.5             0.07784
22-Feb-91           401.9             0.07898
1-Mar-91            363.7              0.0812
8-Mar-91            407.3             0.08129
15-Mar-91           403.3             0.08094
22-Mar-91           322               0.08123
29-Mar-91           270               0.08061
5-Apr-91            290.2             0.07982
12-Apr-91           272.8             0.07968
19-Apr-91           194.7             0.08102
26-Apr-91           187.4             0.08046
3-May-91            175               0.08041
10-May-91           207.3             0.08101
17-May-91           202.5             0.08083
24-May-91           173.4             0.08085
31-May-91           211.8             0.08059
7-Jun-91            186.8             0.08279
14-Jun-91           177.1             0.08269
21-Jun-91           163               0.08317
28-Jun-91           146.8             0.08227
5-Jul-91            148.6             0.08334
12-Jul-91           141.8             0.08258
19-Jul-91           188.3              0.0828
26-Jul-91           137.1             0.08197
2-Aug-91            147               0.08053
9-Aug-91            189.8             0.07973
16-Aug-91           232.1             0.07824
23-Aug-91           335.1              0.0787
30-Aug-91           289.2             0.07816
6-Sep-91            272.9             0.07755
13-Sep-91           321.1             0.07641
20-Sep-91           400.6             0.07571
27-Sep-91           439.4             0.07481
4-Oct-91            511.8             0.07385
11-Oct-91           506.3              0.0745
18-Oct-91           601.3             0.07506
25-Oct-91           618.7             0.07672
1-Nov-91            551.8             0.07473
8-Nov-91            567.1             0.07417
15-Nov-91           808.7             0.07306
22-Nov-91           924.9             0.07445
29-Nov-91           725               0.07376
6-Dec-91            676.6             0.07231
13-Dec-91           761.6             0.07206
20-Dec-91           632.6             0.06963
27-Dec-91           881.2             0.06823
3-Jan-92            1381.3            0.06837
10-Jan-92           1494.4            0.06852
17-Jan-92           1752              0.07086
24-Jan-92           1373              0.07238
31-Jan-92           1045.5            0.07274
7-Feb-92            900.9             0.07177
14-Feb-92           685.9             0.07386
21-Feb-92           826.8             0.07445
28-Feb-92           710.3              0.0725
6-Mar-92            627               0.07474
13-Mar-92           491.4             0.07699
20-Mar-92           402.7              0.0763
27-Mar-92           370.3             0.07521
3-Apr-92            398.4             0.07397
10-Apr-92           357.2             0.07356
17-Apr-92           353.9             0.07452
24-Apr-92           308.2              0.0752
1-May-92            285.7              0.0755
8-May-92            283.3             0.07408
15-May-92           351.4              0.0729
22-May-92           372.4             0.07345
29-May-92           339.1             0.07318
5-Jun-92            343.4             0.07304
12-Jun-92           364.4             0.07278
19-Jun-92           410.9             0.07234
26-Jun-92           361.6             0.07145
3-Jul-92            501.1             0.06923
10-Jul-92           1017.8            0.06917
17-Jul-92           1254.7            0.06897
24-Jul-92           1313.2            0.06735
31-Jul-92           1149.6            0.06709
7-Aug-92            941.1             0.06555
14-Aug-92           1053.7            0.06517
21-Aug-92           1037.8            0.06519
28-Aug-92           1086               0.0663
4-Sep-92            1003.5            0.06398
11-Sep-92           1148.4            0.06359
18-Sep-92           1091.9            0.06406
25-Sep-92           1062.8            0.06406
2-Oct-92            972.3             0.06245
9-Oct-92            945.9             0.06513
16-Oct-92           802.2             0.06587
23-Oct-92           787.1             0.06811
30-Oct-92           793               0.06789
6-Nov-92            642.3             0.06967
13-Nov-92           449.2             0.06817
20-Nov-92           404.3             0.06831
27-Nov-92           340.2             0.06914
4-Dec-92            356.2             0.06819
11-Dec-92           338.5             0.06792
18-Dec-92           281.8             0.06741
25-Dec-92           397.5             0.06676
1-Jan-93            788                  #N/A
8-Jan-93            378.9             0.06731
15-Jan-93           422.9             0.06585
22-Jan-93           470.2             0.06539
29-Jan-93           566.6             0.06359
5-Feb-93            583               0.06306
12-Feb-93           830.4             0.06331
19-Feb-93           1060.1            0.06152
26-Feb-93           1215.2             0.0602
5-Mar-93            1348              0.05862
12-Mar-93           1604.2            0.06113
19-Mar-93           1385.4            0.05962
26-Mar-93           1291              0.06091
2-Apr-93            1164.2            0.06155
9-Apr-93            1270.3            0.05964
16-Apr-93           1161              0.05884
23-Apr-93           1134.5            0.05888
30-Apr-93           1107.5            0.06009
7-May-93            973.4             0.05897
14-May-93           994               0.06015
21-May-93           895.7             0.06138
28-May-93           775.7             0.06149
4-Jun-93            791.9             0.06089
11-Jun-93           782               0.05963
18-Jun-93           835.3             0.05937
25-Jun-93           776.6              0.0581
2-Jul-93            922.8             0.05744
9-Jul-93            1147.9            0.05737
16-Jul-93           1141              0.05687
23-Jul-93           1370.5            0.05931
30-Jul-93           1200.5            0.05807
6-Aug-93            1151.8            0.05834
13-Aug-93           1142.6            0.05713
20-Aug-93           1174.2            0.05617
27-Aug-93           1369.2             0.0549
3-Sep-93            1574.4            0.05296
10-Sep-93           1837.9            0.05281
17-Sep-93           1795.8            0.05375
24-Sep-93           1657.1            0.05391
1-Oct-93            1641.6            0.05339
8-Oct-93            1489.1            0.05256
15-Oct-93           1545.3            0.05165
22-Oct-93           1408.8            0.05398
29-Oct-93           1344.2            0.05426
5-Nov-93            1246              0.05727
12-Nov-93           1174               0.0565
19-Nov-93           1058.5            0.05834
26-Nov-93           807.5              0.0574
3-Dec-93            745               0.05753
10-Dec-93           719.9             0.05736
17-Dec-93           570.3             0.05764
24-Dec-93           518.9             0.05691
31-Dec-93           744               0.05794
7-Jan-94            675.8             0.05651
14-Jan-94           738.2             0.05726
21-Jan-94           638.2             0.05681
28-Jan-94           746.7             0.05634
4-Feb-94            1138.5            0.05871
11-Feb-94           928.1             0.05879
18-Feb-94           734.5             0.06086
25-Feb-94           834.1             0.06195
4-Mar-94            655.5             0.06365
11-Mar-94           544.1             0.06452
18-Mar-94           446.7             0.06497
25-Mar-94           481.2             0.06634
1-Apr-94            429.8              0.0694
8-Apr-94            263.6             0.06923
15-Apr-94           234.2             0.06957
22-Apr-94           257.6             0.06933
29-Apr-94           207.8             0.07042
6-May-94            177.7             0.07348
13-May-94           176.4             0.07279
20-May-94           175.5              0.0702
27-May-94           153.9             0.07114
3-Jun-94            134.4             0.06988
10-Jun-94           139.8             0.07016
17-Jun-94           153.3             0.07124
24-Jun-94           133.6             0.07206
1-Jul-94            137.2             0.07322
8-Jul-94            112.5             0.07415
15-Jul-94           112.6             0.07248
22-Jul-94           116.8             0.07277
29-Jul-94           120               0.07111
5-Aug-94            135               0.07272
12-Aug-94           130.9              0.0729
19-Aug-94           134.4             0.07256
26-Aug-94           114.7             0.07227
2-Sep-94            118.5             0.07198
9-Sep-94            110.5             0.07431
16-Sep-94           108.3             0.07499
23-Sep-94           105.9             0.07562
30-Sep-94           113.2             0.07603
7-Oct-94            118.6              0.0769
14-Oct-94           105.6             0.07597
21-Oct-94           117.4             0.07785
28-Oct-94           104.5             0.07793
4-Nov-94            109.5             0.08023
11-Nov-94           106.3              0.0799
18-Nov-94           124.4             0.08008
25-Nov-94           69.9              0.07792
2-Dec-94            81.2              0.07803
9-Dec-94            77.9              0.07789
16-Dec-94           72.5              0.07802
23-Dec-94           59                0.07829
30-Dec-94           80.3              0.07822
6-Jan-94            81                0.07858
13-Jan-95           74.4              0.07675
20-Jan-95           83.3              0.07807
27-Jan-95           82.4              0.07613
3-Feb-95            111.6             0.07497
10-Feb-95           93.6               0.0761
17-Feb-95           88.8              0.07421
24-Feb-95           103.1             0.07307
3-Mar-95            95.6              0.07342
10-Mar-95           94.4               0.0722
17-Mar-95           106               0.07107
24-Mar-95           109.8             0.07078
31-Mar-95           113               0.07196
7-Apr-95            105               0.07103
14-Apr-95           131.4             0.07017
21-Apr-95           120.5             0.06999
28-Apr-95           120.9             0.07055
5-May-95            132.2             0.06681
12-May-95           239.1             0.06664
19-May-95           243.4             0.06627
26-May-95           239.9             0.06394
2-Jun-95            331.1             0.06097
9-Jun-95            481.6             0.06394
16-Jun-95           418.9             0.06196
23-Jun-95           381.3             0.06049
30-Jun-95           404.3             0.06203
7-Jul-95            305.9             0.06045
14-Jul-95           524.3             0.06158
21-Jul-95           504               0.06529
28-Jul-95           390.6             0.06472
4-Aug-95            346.3             0.06489
11-Aug-95           328.7             0.06612
18-Aug-95           283               0.06556
25-Aug-95           295.9             0.06352
1-Sep-95            387               0.06231
8-Sep-95            444.2             0.06222
15-Sep-95           445.4             0.06129
22-Sep-95           468.9              0.0624
29-Sep-95           392.8             0.06182
6-Oct-95            458.2             0.06064
13-Oct-95           482.7             0.05959
20-Oct-95           549                0.0604
27-Oct-95           547.5             0.06041
3-Nov-95            553               0.05934
10-Nov-95           697.4             0.05996
17-Nov-95           604.9             0.05905
24-Nov-95           571.6             0.05908
1-Dec-95            522.3             0.05706
8-Dec-95            667               0.05722
15-Dec-95           642.5             0.05759
22-Dec-95           758.6             0.05709
29-Dec-95           711.7             0.05572
5-Jan-96            748.2             0.05673
12-Jan-96           816.1             0.05737
19-Jan-96           886.6             0.05528
26-Jan-96           1102.4            0.05634
2-Feb-96            1028.4            0.05667
9-Feb-96            1071.4             0.0566
16-Feb-96           1192.4            0.05779
23-Feb-96           1129              0.05959
1-Mar-96            1029              0.05959
8-Mar-96            712.4             0.06407
15-Mar-96           564.7             0.06453
22-Mar-96           462.9             0.06329
29-Mar-96           586.6             0.06327
5-Apr-96            456.6             0.06551
12-Apr-96           336.9               0.065
19-Apr-96           317.6             0.06517
26-Apr-96           311.1             0.06525
3-May-96            348.2             0.06895
10-May-96           241               0.06747
17-May-96           225.2             0.06652
24-May-96           243.9             0.06651
31-May-96           302.6             0.06852
7-Jun-96            226.1               0.069
14-Jun-96           192.5             0.06931
21-Jun-96           220               0.06946
28-Jun-96           221.7             0.06711
5-Jul-96            215.2             0.07015
12-Jul-96           186.1             0.06856
19-Jul-96           224.3             0.06794
26-Jul-96           222.3              0.0685
2-Aug-96            237.5             0.06509
9-Aug-96            287.8             0.06481
16-Aug-96           279.9             0.06554
23-Aug-96           262.9             0.06751
30-Aug-96           283.6             0.06943
6-Sep-96            226.8             0.06923
13-Sep-96           250.8             0.06723
20-Sep-96           263.3             0.06839
27-Sep-96           271.4             0.06677
4-Oct-96            272.3             0.06478
11-Oct-96           324.8             0.06554
18-Oct-96           316.4             0.06504
25-Oct-96           309.4             0.06536
1-Nov-96            372.9             0.06377
8-Nov-96            417.9             0.06249
6-Dec-96            445.7             0.06243
13-Dec-96           459.5             0.06313
20-Dec-96           513.7             0.06236
27-Dec-96           610.7             0.06291
13-Dec-96           475.4             0.06313
20-Dec-96           360.4              0.0636
27-Dec-96           272.8             0.06291
3-Jan-97            375.5             0.06498
10-Jan-97           323.6             0.06608
17-Jan-97           305.8             0.06542
24-Jan-97           341.6             0.06622
31-Jan-97           338.4             0.06494
7-Feb-97            379.2             0.06398
14-Feb-97           401.5             0.06265
21-Feb-97           556               0.06367
28-Feb-97           460.9             0.06552
7-Mar-97            398.7             0.06539
14-Mar-97           416.2             0.06692
21-Mar-97           396.7              0.0675
28-Mar-97           538.4             0.06907
4-Apr-97            292.3             0.06906
11-Apr-97           285.1             0.06968
18-Apr-97           282.3             0.06824
25-Apr-97           273.2             0.06938
2-May-97            289.8             0.06644
9-May-97            303.4             0.06668
16-May-97           332.5             0.06718
23-May-97           325.1              0.0674
30-May-97           295.6             0.06659
6-Jun-97            322.4             0.06486
13-Jun-97           375.7             0.06426
20-Jun-97           396.5             0.06374
27-Jun-97           422.4              0.0645
4-Jul-97            414.6             0.06307
11-Jul-97           497.3              0.0622
18-Jul-97           542.8              0.0624
25-Jul-97           595.9              0.0618
1-Aug-97            689.3              0.0618
8-Aug-97            718.8              0.0637
15-Aug-97           577.2              0.0624
22-Aug-97           552.9              0.0636
29-Aug-97           477.8              0.0634
5-Sep-97            516.3              0.0635
12-Sep-97           498.5              0.0628
19-Sep-97           699.6              0.0609
26-Sep-97           691.5              0.0608
3-Oct-97            728.2              0.0599
10-Oct-97           845.5              0.0614
17-Oct-97           703                0.0616
24-Oct-97           683                0.0598
31-Oct-97           1013.4             0.0583
5-Dec-97            805                 0.059
14-Nov-97           842.4              0.0588
21-Nov-97           779.4              0.0581
28-Nov-97           828.7              0.0587
5-Dec-97            785.1              0.0591
12-Dec-97           827.3              0.0573
19-Dec-97           850                0.0574
26-Dec-97           745                0.0574
2-Jan-98            972.7              0.0565
9-Jan-98            1842.5             0.0541
16-Jan-98           3115.8             0.0553
23-Jan-98           3093.3             0.0569
30-Jan-98           2038.6              0.055
6-Feb-98            2028.7             0.0562
13-Feb-98           1685.4             0.0548
20-Feb-98           2005.6             0.0554
27-Feb-98           1526.1             0.0562
6-Mar-98            1363.1             0.0571
13-Mar-98           1337.9             0.0558
20-Mar-98           1421.4             0.0556
27-Mar-98           1297.1             0.0568
3-Apr-98            1206.3             0.0548
10-Apr-98           1684.2             0.0558
17-Apr-98           1087               0.0559
24-Apr-98           1157               0.0566
1-May-98            1326.5             0.0566
8-May-98            1297               0.0571
15-May-98           1138               0.0568
22-May-98           1049               0.0563
29-May-98           1174.3             0.0555
5-Jun-98            1120.7             0.0558
12-Jun-98           1209.6             0.0543
19-Jun-98           1406.2             0.0546
26-Jun-98           1202               0.0545
3-Jul-98            1470.6             0.0541
10-Jul-98           1305.5             0.0541
17-Jul-98           1292.2             0.0551
24-Jul-98           1320.2             0.0546
31-Jul-98           1278.8             0.0549
7-Aug-98            1291.9              0.054
14-Aug-98           1310.5             0.0539
21-Aug-98           1211.9             0.0529
28-Aug-98           1331.5             0.0507
4-Sep-98            1924               0.0501
11-Sep-98           2141.9             0.0483
18-Sep-98           2269.9              0.047
25-Sep-98           2682.7             0.0456
2-Oct-98            3253.1             0.0428
9-Oct-98            4839.1             0.0478
16-Oct-98           2507               0.0444
23-Oct-98           2774.3              0.047
30-Oct-98           2495.7             0.0461


Source: Bloomberg
------------------------------------------------------------------------------

As seen in the chart, when the 10-year U.S. Treasury note yield bottomed near 4.1% in October, the Applications for Mortgage Refinancing Index soared to a record high. Bracing for a major refinancing wave, investors became more sensitive to cash flow risk and demanded larger yield spreads on mortgage-backed securities. The yield spread between the Lehman Brothers Fixed Rate Mortgage-Backed Security Index and the Lehman Brothers Treasury Index widened from 93 basis points on October 31, 1997 to 171 basis points on October 31, 1998. As seen in the next table, this spread widening caused total returns in the mortgage sector to lag considerably behind Treasuries.

-------------------------------------------------------------------------------
                                       LAST 3                        LAST 12
                                       MONTHS        1998 YTD        MONTHS
-------------------------------------------------------------------------------
Lehman Brothers U.S. Treasury
Index Total Return                      5.24%         9.84%          11.57%
-------------------------------------------------------------------------------
Lehman Brothers Fixed Rate
Mortgage-Backed Index Total Return      1.99%         5.98%           7.30%
-------------------------------------------------------------------------------

At Firstar Funds, we use mortgage-backed securities very selectively and control cash flow risk by purchasing securities which are structured to withstand heavy prepayments and still retain their cash flow integrity. We typically purchase only the highest quality securities and utilize mortgages with shorter maturities and more predictable "cash flow" characteristics. Finally, our approach to mortgages is longer term in nature and we attempt to maintain our positions through cyclical changes in the economy.

                                                             (LOGO) FIRSTARFUNDS


Firstar Funds' fixed-income management approach is specifically designed to define, measure and control bond fund risks. While expected returns are often what attract an investor to an investment, full awareness of the types and magnitude of risk taken in order to generate those returns is critical in determining if the investment is truly suitable. Many investors have been painfully surprised by how their bond funds have performed this year when they were reintroduced to risk. Our "what you see is what you get" philosophy guides us in seeking to provide bond funds that will perform as expected, even during the most volatile of times. Firstar Funds' controlled risk approach has shone brightly through volatile times as demonstrated by the Funds' ranking relative to their peers. The table below shows the total returns of each of the Firstar bond funds relative to the average of the universe of similar funds as determined by Lipper Analytical Services for the ten months of 1998, and over the last one-year, three-year and five-year time periods.


                             TOTAL RETURN ANALYSIS
                           INSTITUTIONAL SHAREOWNERS
                             PERIODS ENDED 10/31/98

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Since
                                                          YTD            1 Year          3 Years         5 Years        Inception
----------------------------------------------------------------------------------------------------------------------------------
FIRSTAR SHORT-TERM BOND MARKET FUND RETURN               6.04%           6.84%            6.36%           5.87%           7.14%
Fund's % Ranking in Lipper Universe                       12%             18%              15%             12%             N/A
Fund's Rank in Lipper Universe                         12 of 102       18 of 100        11 of 78         6 of 51           N/A

Lipper Short Investment -
Grade Debt Category Average Return                       5.02%           5.91%            6.01%           5.44%            N/A
----------------------------------------------------------------------------------------------------------------------------------
FIRSTAR INTERMEDIATE BOND MARKET FUND RETURN             7.05%           7.83%            6.97%           6.19%           6.80%
Fund's % Ranking inLipper Universe                        18%             23%              11%             7%              N/A
Fund's Rank in Lipper Universe                          17 of 95        21 of 94         7 of 69         3 of 46           N/A

Lipper Short-Intermediate Investment -
Grade Debt Category Average Return                       6.45%            7.37%           6.60%           5.88%            N/A
----------------------------------------------------------------------------------------------------------------------------------
FIRSTAR TAX-EXEMPT INTERMEDIATE BOND
FUND RETURN                                              4.80%           5.88%            5.28%           4.85%           5.17%
Fund's % Ranking inLipper Universe                         4%              7%              13%             8%              N/A
Fund's Rank in Lipper Universe                          1 of 30         2 of 30          3 of 24         1 of 14           N/A

Lipper Short-Intermediate Municipal
Debt Category Average Return                             4.33%           5.38%            4.80%           4.27%            N/A
----------------------------------------------------------------------------------------------------------------------------------
FIRSTAR BOND IMMDEX FUND RETURN                          7.95%           9.41%            7.87%           7.00%           8.90%
Fund's % Ranking inLipper Universe                        15%             16%              14%             11%             N/A
Fund's Rank in Lipper Universe                         33 of 227       33 of 218        21 of 158       11 of 100          N/A

Lipper Intermediate Investment -
Grade Debt Category Average Return                       6.88%           8.17%            7.34%           6.33%            N/A
----------------------------------------------------------------------------------------------------------------------------------


The returns above include the reinvestment of all dividends and distributions. Past performance is not indicative of future results. Performance reflects fee waivers in effect. Without fee waivers, performance would be reduced. See the following individual Fund reviews for additional performance information.

                                                             (LOGO) FIRSTARFUNDS

The previous table strongly demonstrates the value of our disciplined, risk-controlled investment approach. As you can see, each and every one of the Firstar Fund's returns, in each and every time period, is in the first quartile as measured by Lipper Analytical Services, Inc. We are committed to helping you achieve your long-term investment goals even through the most volatile of times by producing competitive and predictable total returns.


LOOKING AHEAD

Although volatility in the markets is here to stay, we remain committed to achieving attractive inflation-adjusted returns by remaining duration-neutral to our benchmarks and adding value through issue selection, sector allocation and
yield curve positioning.   As such, we are optimistic our structured fixed-
income investment strategy will reward long-term investors by providing consistent and predictable returns.



MARY ELLEN STANEK, CFA
TERESA R. WESTMAN, CFA
DANIEL A.TRANCHITA, CFA
WARREN D. PIERSON, CFA
Portfolio Managers
Firstar Investment Research & Management Company, LLC (FIRMCO)

                                                             (LOGO) FIRSTARFUNDS



                      This page intentionally left blank.

                                                             (LOGO) FIRSTARFUNDS

--------------------------------------------------------------------------------
                          SHORT-TERM BOND MARKET FUND
--------------------------------------------------------------------------------

FIRSTAR SHORT-TERM BOND MARKET FUND seeks to provide an annual rate of total return comparable to that of the Lehman Brothers 1-3 Year Government/Corporate Bond Index, before Fund expenses. In order to achieve its objective, the Fund may invest in securities with short to intermediate remaining maturities.

INTEREST RATE RISK
This Fund's maturity mix gives the portfolio an overall AVERAGE MATURITY OF 2.6 YEARS, and a DURATION OF 1.7 YEARS. Since the Firstar Short-Term Bond Market Fund's duration is just under 2 years, the Fund is the shortest of all the Firstar taxable bond funds and is expected to display the least downward price movement when interest rates increase, but is expected to exhibit the least upward price movement when interest rates decrease. The significant decline in interest rates (two year U.S. Treasury rates fell from 5.6% to 4.3%) had a positive impact on the Fund's performance for the fiscal year ended October 31, 1998. While the Fund's duration is the single most significant determinant of its return, the Fund's allocation to the following sectors is also important.

U.S. TREASURY NOTES AND BONDS
U.S. Treasuries represented the strongest performing sector of the bond market over the last twelve months. The Fund's moderate allocation to the Treasury sector (23%) helped it generate a solid total return for the fiscal year ended October 31, 1998.

CORPORATE BONDS
The Fund's careful, research-intensive process of selecting investment-grade corporate issues and asset-backed securities gives the Fund a high-quality focus. Although corporate bonds lagged the performance of Treasuries this past year, the Fund's high-quality bias mitigated the effect of widening yield spreads on corporate bonds. Sectors we currently favor include finance, banking and brokerage, dollar-denominated international and asset-backed securities. Asset-backed securities in the Fund are all rated Aaa/AAA by Moody's or Standard & Poor's. They represent the highest credit quality of non-U.S. government investments available. WELL OVER HALF OF THE FUND (71%) IS INVESTED IN OBLIGATIONS RATED AAA/AAA OR HIGHER.

MORTGAGE-BACKED SECURITIES
Because of the intrinsic uncertainty in the cash flow of mortgage-backed securities, most are not suitable for the Fund's duration-neutral strategy. Firstar Short-Term Bond Market Fund purchases only mortgage securities with more predictable cash flows which comprise just 17% of the Fund as of October 31, 1998. Although mortgage-backed securities also lagged the performance of Treasuries this past year, the careful selection of securities with stable structures and an overall modest allocation to this sector minimized the effect of widening yield spreads in the mortgage sector.

FOREIGN EXPOSURE RISK
DURING THIS PERIOD, THE FUND DID NOT INVEST IN SECURITIES DENOMINATED IN FOREIGN CURRENCIES. AS SUCH, IT HAS NO DIRECT EXPOSURE TO FOREIGN CURRENCY FLUCTUATIONS. The Fund does, however, invest in Yankee securities. Yankees are obligations of foreign entities denominated in U.S. dollars. Yankee investments total 7% of the Fund and are the fastest growing sector of the U.S. domestic corporate bond market. Investing in Yankee issues has enabled us to capitalize on opportunities in foreign bonds without exposing our investors to currency risk. With recent market turmoil originating in the Pacific Rim countries, yield spreads on some of the Fund's Yankee issues have widened. This has resulted in negative relative performance on these securities. AT CURRENT YIELD LEVELS, WE FEEL THE FUND'S YANKEE BONDS REPRESENT EXCEPTIONAL VALUE. We anticipate that they will outperform similarly rated investments in the coming year.

CONSISTENCY IS THE HALLMARK OF OUR APPROACH
Since Firstar Short-Term Bond Market Fund's inception on 12/29/89, we have adhered to the same disciplined management approach. The past eight+ years have brought us more volatility in the fixed-income markets than many would have expected. THE HALLMARK OF OUR APPROACH HAS BEEN THE FUND'S CONSITENT
PERFORMANCE IN ALL MARKET CLIMATES TO DATE. Firstar Short-Term Bond Market Fund's returns have been comparable to the benchmark in periods of rising interest rates and falling interest rates. Our goal is to continue to deliver this same consistent performance in the future. We look forward to continuing to serve you as Firstar Fund shareowners.

PORTFOLIO MANAGER PROFILE
--------------------------------------------------------------------------------

(PHOTO)                  (PHOTO)

MARY ELLEN STANEK, CFA   DANIEL A. TRANCHITA, CFA

MARY ELLEN STANEK, CFA, President and Chief Executive Officer of Firstar Investment Research & Management Company, LLC (FIRMCO) and DANIEL A. TRANCHITA, CFA, Vice President and Senior Portfolio Manager, co-manage the Fund - Mary Ellen since its inception on December 29, 1989 and Dan since January 1, 1993. Mary Ellen has 19 years of investment management experience and was named a Director of FIRMCO in 1992. Prior to joining FIRMCO, she headed the Fixed Income and Quantitative Investment Management Department at Firstar Trust Company.
Mary Ellen received her BAfrom Marquette University in 1978 and her MBA from the University of Wisconsin-Milwaukee in 1984. Dan has been with Firstar since 1989 and has nine years of investment management experience. He received his BA in 1987 and his MBA in 1989 from Marquette University. Mary Ellen and Dan are both Chartered Financial Analysts.

                                                             (LOGO) FIRSTARFUNDS

                                12/19/89    10/90     10/91     10/92     10/93     10/94     10/95      10/96    10/97     10/98
                                --------  --------  --------  --------  --------  --------  --------   -------- --------  --------
FIRSTAR SHORT-TERM BOND
  MARKET FUND -
  INSTITUTIONAL                  $10,000   $10,464   $11,865   $12,966   $13,833   $14,035   $15,290   $16,177   $17,223   $18,402
FIRSTAR SHORT-TERM BOND
  MARKET FUND - A - NO LOAD      $10,000   $10,464   $11,865   $12,966   $13,835   $14,037   $15,264   $16,109   $17,109   $18,234
FIRSTAR SHORT-TERM BOND
  MARKET FUND - A - LOAD <F1>     $9,800   $10,259   $11,632   $12,713   $13,567   $13,769   $14,972   $15,801   $16,782   $17,869
LEHMAN 1-3 YEAR GOVT./
  CORP. INDEX <F2>               $10,000   $10,738   $11,964   $12,943   $13,712   $13,879   $15,118   $16,030   $17,073   $18,364




This chart assumes an initial investment of $10,000 made on 12/29/89 (inception). Per form ance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvest ment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------
                                                                    Since
                                                                  Inception
                                  1 Year     3 Years    5 Years    12/29/89
--------------------------------------------------------------------------------
FIRSTAR SHORT-TERM BOND
   MARKET FUND - INSTITUTIONAL      6.8        6.4        5.9        7.1
FIRSTAR SHORT-TERM BOND
   MARKET FUND - A - NO LOAD        6.6        6.1        5.7        7.0
FIRSTAR SHORT-TERM BOND
   MARKET FUND - A - LOAD<F1>       4.4        5.4        5.2        6.8
LEHMAN BROTHERS 1-3 YEAR
   GOV'T./CORP. BOND INDEX<F2>      7.6        6.7        6.0        7.1
--------------------------------------------------------------------------------

A = Series A (retail class)

<F1> Reflects maximum sales charge of 2.0%. Effective January 1, 1999 the maximum sales charge will be 3.75%.

<F2> The Lehman Brothers 1-3 Year Gov't./Corp. Bond Index is an unmanaged market value weighted index measuring both principal price changes of, and income provided by, the underlying universe of securities that comprise the index. Securities included in the index must meet the following criteria: fixed as opposed to variable rate; not less than one year to maturity; not more than three years remaining to maturity; and minimum outstanding par value of $100 million. An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Firstar Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 2% maximum sales load and are subject to an annual 0.25% service organization fee. The load performance for the Series A shares has been restated to reflect the impact of the sales charge. Prior to January 10, 1995, Series A performance does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. In addition, the purchase price adjustment on the Fund no longer applies to either the Series A or Series Institutional shares. The performance for the Series Institutional and Series A shares has been restated to reflect the elimination of the purchase price adjustment. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.


SECTOR DISTRIBUTION
10/31/98
----------------------------------------------
U.S. TREASURY                             23%
----------------------------------------------
U.S. GOVERNMENT AGENCY                     0%
----------------------------------------------
MORTGAGE-BACKED<F1>                       17%
----------------------------------------------
FINANCE, BANKING, BROKERAGE               15%
----------------------------------------------
INDUSTRIAL                                 3%
----------------------------------------------
UTILITY                                    1%
----------------------------------------------
INTERNATIONAL/YANKEE                       7%
----------------------------------------------
ASSET-BACKED                              29%
----------------------------------------------
CASH AND OTHER                             4%
----------------------------------------------
TAXABLE MUNICIPAL                          1%
----------------------------------------------
TOTAL                                    100%
----------------------------------------------

PORTFOLIO COMPOSITION
10/31/98
----------------------------------------------
AVERAGE MATURITY                    2.6 YEARS
----------------------------------------------
AVERAGE DURATION                    1.7 YEARS
----------------------------------------------
<F1> incl. U.S. Govt. Agency-Backed

QUALITY DISTRIBUTION
10/31/98
----------------------------------------------
U.S. TREASURY                             23%
----------------------------------------------
U.S. GOVERNMENT AGENCY                     8%
----------------------------------------------
Aaa                                       40%
----------------------------------------------
Aa                                         1%
----------------------------------------------
A                                         23%
----------------------------------------------
Baa                                        4%
----------------------------------------------
Ba                                         1%
----------------------------------------------
TOTAL                                    100%
----------------------------------------------

SEC 30-DAY YIELD
INSTITUTIONAL                           5.28%
----------------------------------------------
A - NO LOAD                             5.02%
----------------------------------------------
A - LOAD                                4.92%
----------------------------------------------

TOTAL FUND NET ASSETS
10/31/98
----------------------------------------------
$196,103,222
----------------------------------------------
--------------------------------------------------------------------------------

                                                             (LOGO) FIRSTARFUNDS
--------------------------------------------------------------------------------
                         INTERMEDIATE BOND MARKET FUND
--------------------------------------------------------------------------------

FIRSTAR INTERMEDIATE BOND MARKET FUND seeks to provide an annual rate of total return comparable to that of the Lehman Brothers Intermediate
Government/Corporate Bond Index, before Fund expenses. In order to achieve its objective, the Fund may invest in securities with long remaining maturities (10 years or longer) in addition to shorter bonds and notes.

INTEREST RATE RISK
This Fund's maturity mix gives the portfolio an overall AVERAGE MATURITY OF 5.4 YEARS, and A DURATION OF 3.3 YEARS. Firstar Intermediate Bond Fund's duration is just over three years and is between the durations of the other Firstar taxable bond funds. If interest rates rise, this Fund is expected to display more downward price movement than the Short-Term Bond Market Fund and less than the Bond IMMDEX/TM Fund. But, when interest rates fall, this Fund is expected to exhibit more upward price movement than Short-Term Bond Market Fund and less than the Bond IMMDEX/TM Fund. The significant decline in interest rates (five-year U.S. Treasury rates fell from 5.7% to 4.2%) combined with the intermediate average maturity and duration of this Fund, all had a positive impact on its performance for the fiscal year ended October 31, 1998. While the Fund's duration is the single most significant determinant of its return, the Fund's allocation to the following sectors is also important.

U.S. TREASURY NOTES AND BONDS
U.S. Treasuries represented the strongest performing sector of the bond market over the last twelve months. The Fund's significant allocation to the Treasury sector (35%) helped it generate a solid total return for the fiscal year ended October 31, 1998.

CORPORATE BONDS
The Fund's careful, research-intensive process of selecting investment-grade corporate issues and asset-backed securities gives the Fund a high-quality focus. Although corporate bonds lagged the performance of Treasuries this past year, the Fund's high-quality bias mitigated the effect of widening yield spreads on corporate bonds. Sectors we currently favor include finance, banking and brokerage, dollar-denominated international and asset-backed securities. Asset-backed securities in the Fund are all rated Aaa/AAA by Moody's or Standard & Poor's. They represent the highest credit quality of non-U.S. government investments available. OVER HALF OF THE FUND (63%) IS INVESTED IN OBLIGATIONS RATED AAA/AAA OR HIGHER.

MORTGAGE-BACKED SECURITIES
Because of the intrinsic uncertainty in the cash flow of mortgage-backed securities, most are not suitable for the Fund's duration-neutral strategy. Firstar Intermediate Bond Market Fund purchases only mortgage securities with more predictable cash flows which comprised just 9% of the Fund as of October 31, 1998. Although mortgage-backed securities also lagged the performance of Treasuries this past year, the careful selection of securities with stable structures and an overall modest allocation to this sector minimized the effect of widening yield spreads.

FOREIGN EXPOSURE RISK
DURING THIS PERIOD, THE FUND DID NOT INVEST IN SECURITIES DENOMINATED IN FOREIGN CURRENCIES. AS SUCH, IT HAS NO DIRECT EXPOSURE TO FOREIGN CURRENCY FLUCTUATIONS. The Fund does, however, invest in Yankee securities. Yankees are obligations of foreign entities denominated in U.S. dollars. Yankee investments total 7% of the Fund and are the fastest growing sector of the U.S. domestic corporate bond market. Investing in Yankee issues has enabled us to capitalize on opportunities in foreign bonds without exposing our investors to currency risk. With recent market turmoil originating in the Pacific Rim countries, yield spreads on some of the Fund's Yankee issues have widened. This has resulted in negative relative performance on these securities. AT CURRENT YIELD LEVELS, WE FEEL THE FUND'S YANKEE BONDS REPRESENT EXCEPTIONAL VALUE. We anticipate that they will outperform similarly rated investments in the coming year.

CONSISTENCY IS THE HALLMARK OF OUR APPROACH
Since Firstar Intermediate Bond Market Fund's inception on 1/5/93, we have adhered to the same disciplined management approach. The past five+ years have brought us more volatility in the fixed-income markets than many would have expected. THE HALLMARK OF OUR APPROACH HAS BEEN THE FUND'S CONSISTENT PERFORMANCE IN ALL MARKET CLIMATES. Firstar Intermediate Bond Market Fund's returns have been comparable to the benchmark in periods of rising interest rates and falling interest rates. Our goal is to continue to deliver this same consistent performance in the future. We look forward to continuing to serve you as Firstar Fund shareowners.

PORTFOLIO MANAGER PROFILE
--------------------------------------------------------------------------------

(PHOTO)                       (PHOTO)

MARY ELLEN STANEK, CFA        TERESA R. WESTMAN, CFA

MARY ELLEN STANEK, CFA, President and Chief Executive Officer of Firstar Investment Research & Management Company, LLC (FIRMCO) and TERESA R. WESTMAN, CFA, Senior Vice President and Senior Portfolio Manager have co-managed the Fund since its inception on January 5, 1993. Mary Ellen has 19 years of investment management experience and was named a Director of FIRMCO in 1992. Prior to joining FIRMCO, she headed the Fixed Income and Quantitative Investment Management Department at Firstar Trust Company. Mary Ellen received her BA from Marquette University in 1978 and her MBA from the University of Wisconsin-Milwaukee in 1984. Teresa has been with Firstar since 1987 and has 11 years of investment management experience. Teresa received her BA from Augustana College in 1985 and her MBA from the University of Chicago in 1991. Mary Ellen and Teresa are both Chartered Financial Analysts.

                                                             (LOGO) FIRSTARFUNDS

                                 1/5/93     10/93     10/94     10/95     10/96     10/97     10/98
                                --------  --------  --------  --------  --------  --------  --------
FIRSTAR INTERMEDIATE BOND
  MARKET FUND -
  INSTITUTIONAL                  $10,000   $10,858   $10,670   $11,978   $12,669   $13,602   $14,665
FIRSTAR INTERMEDIATE BOND
  MARKET FUND - A - NO LOAD      $10,000   $10,858   $10,671   $11,956   $12,614   $13,508   $14,529
FIRSTAR INTERMEDIATE BOND
  MARKET FUND - A - LOAD <F1>     $9,800   $10,646   $10,463   $11,723   $12,369   $13,246   $14,238
LEHMAN INTERMEDIATE GOVT./
  CORP. BOND INDEX <F2>          $10,000   $10,844   $10,635   $11,968   $12,663   $13,612   $14,853


This chart assumes an initial investment of $10,000 made on 1/5/93 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------
                                                                    Since
                                                                  Inception
                                  1 Year     3 Years    5 Years     1/5/93
--------------------------------------------------------------------------------
FIRSTAR INTERMEDIATE BOND
   MARKET FUND  - INSTITUTIONAL     7.8        7.0        6.2        6.8
FIRSTAR INTERMEDIATE BOND
   MARKET FUND - A - NO LOAD        7.6        6.7        6.0        6.6
FIRSTAR INTERMEDIATE BOND
   MARKET FUND - A - LOAD<F1>       5.4        6.0        5.6        6.3
LEHMAN BROTHERS INTERMEDIATE
   GOV'T./CORP. BOND INDEX<F2>      9.1        7.5        6.5        7.0
--------------------------------------------------------------------------------

A = Series A (retail class)

<F1> Reflects maximum sales charge of 2.0%. Effective January 1, 1999 the maximum sales charge will be 3.75%.

<F2> The Lehman Brothers Intermediate Gov't./Corp. Bond Index is an unmanaged market value weighted index measuring both principal price changes of, and income provided by, the underlying universe of securities that comprise the index. Securities included in the index must meet the following critieria: fixed as opposed to variable rate; remaining maturity of one to ten years; minimum outstanding par value of $100 million; and rated investment grade or higher by Moody's, Standard & Poor's, or Fitch, in that order. An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Firstar Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 2% maximum sales load and are subject to an annual 0.25% service organization fee. The load performance for the Series A shares has been restated to reflect the impact of the sales charge. Prior to January 10, 1995, Series A performance does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. In addition, the purchase price adjustment on the Fund no longer applies to either the Series A or Series Institutional shares. The performance for the Series Institutional and Series A shares has been restated to reflect the elimination of the purchase price adjustment. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

SECTOR DISTRIBUTION
10/31/98
----------------------------------------------
U.S. TREASURY                             35%
----------------------------------------------
U.S. GOVERNMENT AGENCY                     0%
----------------------------------------------
MORTGAGE-BACKED<F1>                        9%
----------------------------------------------
FINANCE, BANKING, BROKERAGE               21%
----------------------------------------------
INDUSTRIAL                                 7%
----------------------------------------------
UTILITY                                    1%
----------------------------------------------
INTERNATIONAL/YANKEE                       7%
----------------------------------------------
ASSET-BACKED                              17%
----------------------------------------------
CASH                                       3%
----------------------------------------------
TOTAL                                    100%
----------------------------------------------

PORTFOLIO COMPOSITION 10/31/98
----------------------------------------------
AVERAGE MATURITY                    5.4 YEARS
----------------------------------------------
AVERAGE DURATION                    3.3 YEARS
----------------------------------------------
<F1> incl. U.S. Gov't. Agency-Backed

QUALITY DISTRIBUTION
10/31/98
----------------------------------------------
U.S. TREASURY                             35%
----------------------------------------------
U.S. GOVERNMENT AGENCY                     5%
----------------------------------------------
Aaa                                       23%
----------------------------------------------
Aa                                         4%
----------------------------------------------
A                                         25%
----------------------------------------------
Baa                                        7%
----------------------------------------------
Ba                                         1%
----------------------------------------------
TOTAL                                    100%
----------------------------------------------

SEC30-DAY YIELD
----------------------------------------------
INSTITUTIONAL                           5.05%
----------------------------------------------
A - NO LOAD                             4.79%
----------------------------------------------
A - LOAD                                4.70%
----------------------------------------------

TOTAL FUND NET ASSETS
10/31/98
----------------------------------------------
$320,839,182
----------------------------------------------
--------------------------------------------------------------------------------

                                                             (LOGO) FIRSTARFUNDS

--------------------------------------------------------------------------------
                       TAX-EXEMPT INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
FIRSTAR TAX-EXEMPT INTERMEDIATE BOND FUND seeks to provide current income exempt from federal taxes and emphasizes total return with relatively low volatility of principal. In order to achieve its objective, the Fund may invest in securities with long remaining maturities (10 years or longer) in addition to shorter bonds and notes. Currently the Fund does not purchase any issues which are subject to the alternative minimum tax.

INTEREST RATE RISK
This Fund's maturity mix gives the portfolio an overall AVERAGE MATURITY OF 4.9 YEARS, and A DURATION OF 4.0 YEARS. Since the Tax-Exempt Intermediate Bond Fund's duration is four years, its NAV will be less price sensitive to changes in interest rates than the typical municipal debt fund which, according to Lipper Analytical Services, has an average duration of 7.7 years. The moderate decline in interest rates (five-year municipal bond rates fell from approximately 4.25% to 3.80%), combined with the intermediate average maturity and duration of this Fund all had a positive impact on its performance for the fiscal year ended October 31, 1998. While the Fund's duration is the single most significant determinant of its return, the Fund's sector allocation is also important.

PREREFUNDED MUNICIPAL FUNDS
Prerefunded municipal bonds are municipal bonds that hold U.S. Treasury issues in an escrow account, assuring the timely repayment of interest and principal. As of October 31, 1998, 66% OF THE FUND'S HOLDINGS WERE INVESTED IN PREREFUNDED MUNICIPAL BONDS, RESULTING IN AN AVERAGE CREDIT QUALITY RATING OF AAA FOR THE FUND. With credit spreads in the municipal bond market remaining relatively tight, the Fund's focus on high quality issues will help minimize the effects of any widening of credit spreads.

CONSISTENCY IS THE HALLMARK OF OUR APPROACH
Since Firstar Tax-Exempt Intermediate Bond Fund's inception on 2/8/93, we have adhered to the same disciplined management approach. The past five+ years have brought us more volatility in the fixed-income markets than many would have expected. THE HALLMARK OF OUR APPROACH HAS BEEN THE FUND'S CONSISTENT PERFORMANCE IN ALL MARKET CLIMATES TO DATE. Our goal is to continue to deliver this same consistent performance in the future. We look forward to continuing to serve you as Firstar Fund shareowners.


(PHOTO)

WARREN D. PIERSON, CFA


PORTFOLIO MANAGER PROFILE
--------------------------------------------------------------------------------
WARREN D. PIERSON, CFA, Vice President and Senior Portfolio Manager of Firstar Investment Research & Management Company, LLC (FIRMCO) has managed the Fund since June 22, 1993. Since joining Firstar in 1985, his responsibilities have included trading government and government agency issues, as well as money market instruments. His current portfolio management responsibilities focus on the tax-exempt bond market. Warren received his BA from Lawrence University in 1984, and has 13 years of investment management experience. He is a Chartered Financial Analyst, as well as a member of the Association for Investment Management and Research and the Milwaukee Investment Analysts Society.

                                                             (LOGO) FIRSTARFUNDS

                                 2/8/93     10/93     10/94     10/95     10/96     10/97     10/98
                                --------  --------  --------  --------  --------  --------  --------
FIRSTAR TAX-EXEMPT
  INTERMEDIATE BOND  MARKET
  FUND - INSTITUTIONAL           $10,000   $10,536   $10,459   $11,440   $11,900   $12,609   $13,351
FIRSTAR TAX-EXEMPT
  INTERMEDIATE BOND  MARKET
  FUND - A - NO LOAD             $10,000   $10,536   $10,459   $11,408   $11,849   $12,513   $13,229
FIRSTAR TAX-EXEMPT
  INTERMEDIATE BOND  MARKET
  FUND - A - LOAD <F1>            $9,800   $10,329   $10,254   $11,184   $11,616   $12,266   $12,694
LEHMAN 5-YR. G.O. BOND
  INDEX <F2>                     $10,000   $10,557   $10,499   $11,586   $12,143   $12,934   $13,777



This chart assumes an initial investment of $10,000 made on 2/8/93 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------
                                                                    Since
                                                                  Inception
                                  1 Year     3 Years    5 Years     2/8/93
--------------------------------------------------------------------------------
FIRSTAR TAX-EXEMPT INTERMEDIATE
   BOND FUND - INSTITUTIONAL        5.9        5.3        4.9        5.2
FIRSTAR TAX-EXEMPT INTERMEDIATE
   BOND FUND - A - NO LOAD          5.7        5.1        4.7        5.0
FIRSTAR TAX-EXEMPT INTERMEDIATE
   BOND FUND - A - LOAD<F1>         3.6        4.4        4.2        4.6
LEHMAN BROTHERS 5 YEAR GENERAL
   OBLIGATION BOND INDEX<F2>        6.5        5.9        5.5        5.8
--------------------------------------------------------------------------------

A = Series A (retail class)

<F1> Reflects maximum sales charge of 2.0%. Effective January 1, 1999 the maximum sales charge will be 3.75%.

<F2> The Lehman Brothers 5 Year General Obligation Bond Index, an unmanaged index, is a total return performance benchmark for the investment-grade tax-exempt bond market. To be included in this index, a municipal bond must be a state or local General Obligation bond; have a minimum credit rating of at least Baa; have been issued as part of an offering of at least $50 million; have a maturity amount outstanding of at least $3 million; have been issued within the last five years; and have a maturity of 4 to 6 years. An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Firstar Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 2% maximum sales load and are subject to an annual 0.25% service organization fee. The load performance for the Series A shares has been restated to reflect the impact of the sales charge. Prior to January 10, 1995, Series A performance does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. In addition, the purchase price adjustment on the Fund no longer applies to either the Series A or Series Institutional shares. The performance for the Series Institutional and Series A shares has been restated to reflect the elimination of the purchase price adjustment. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

SECTOR DISTRIBUTION
10/31/98
----------------------------------------------
GENERAL OBLIGATIONS                        7%
----------------------------------------------
ESCROWED/PREREFUNDED                      66%
----------------------------------------------
INSURED                                   18%
----------------------------------------------
REVENUE                                    2%
----------------------------------------------
CASH AND OTHER                             7%
----------------------------------------------
TOTAL                                    100%
----------------------------------------------

QUALITY DISTRIBUTION
10/31/98
----------------------------------------------
Aaa                                       91%
----------------------------------------------
Aa                                         9%
----------------------------------------------
TOTAL                                    100%
----------------------------------------------


PORTFOLIO COMPOSITION
10/31/98
----------------------------------------------
AVERAGE MATURITY                    4.9 YEARS
----------------------------------------------
AVERAGE DURATION                    4.0 YEARS
----------------------------------------------

SEC 30-DAY YIELD
----------------------------------------------
INSTITUTIONAL                           3.69%
----------------------------------------------
A - NO LOAD                             3.44%
----------------------------------------------
A - LOAD                                3.37%
----------------------------------------------

TOTAL FUND NET ASSETS
10/31/98
----------------------------------------------
$98,893,112
----------------------------------------------
--------------------------------------------------------------------------------

                                                             (LOGO) FIRSTARFUNDS

--------------------------------------------------------------------------------
                              BOND IMMDEX/TM FUND
--------------------------------------------------------------------------------

FIRSTAR BOND IMMDEX/TM FUND seeks to provide an annual rate of total return comparable to that of the Lehman Brothers Government/Corporate Bond Index, before Fund expenses. In order to achieve its objective, the Fund may invest in securities with very long remaining maturities (30 years or longer) in addition to shorter bonds and notes.

INTEREST RATE RISK
This Fund's maturity mix gives the portfolio an OVERALL AVERAGE MATURITY OF 10.9 YEARS, and A DURATION OF 5.5 YEARS. Since the Bond IMMDEX/TM Fund's duration is just over five years, it is the longest of all the Firstar taxable bond funds and is expected to display the greatest downward price movement when interest rates increase, but is expected to exhibit the greatest upward price movement when interest rates decrease. The significant decline in interest rates (10-year U.S. Treasury rates fell from 5.8% to 4.6%) combined with a longer average maturity and duration of this Fund, all had a significant positive impact on the performance for the fiscal year ended October 31, 1998. While the Fund's duration is the single most significant determinant of its return, the Fund's allocation to the following sectors is also important.

U.S. TREASURY NOTES AND BONDS
U.S. Treasuries represented the strongest performing sector of the bond market over the last twelve months. The Fund's significant allocation to the Treasury sector (41%) helped it generate a solid total return for the fiscal year ended October 31, 1998.

CORPORATE BONDS
The Fund's careful, research-intensive process of selecting investment-grade corporate issues and asset-backed securities gives the Fund a high-quality focus. Although corporate bonds lagged the performance of Treasuries this past year, the Fund's high-quality bias mitigated the effect of widening yield spreads on corporate bonds. Sectors we currently favor include finance, banking and brokerage, dollar-denominated international and asset-backed securities. We are currently underweighted in the utility sector. Asset-backed securities in the Fund are all rated Aaa/AAA by Moody's or Standard & Poor's. They represent the highest credit quality of non-U.S. government investments available. OVER HALF OF THE FUND (58%) IS INVESTED IN OBLIGATIONS RATED AAA/AAA OR HIGHER.

MORTGAGE-BACKED SECURITIES
Because of the intrinsic uncertainty in the cash flow of mortgage-backed securities, most are not suitable for the Fund's duration-neutral strategy. Firstar Bond IMMDEX/TM Fund purchases only mortgage securities with more predictable cash flows which comprised just 7% of the Fund as of October 31, 1998. Although mortgage-backed securities also lagged the performance of Treasuries this past year, the careful selection of securities with stable structures and an overall modest allocation to this sector minimized the effect of widening yield spreads.

FOREIGN EXPOSURE RISK
DURING THIS PERIOD, THE FUND DID NOT INVEST IN SECURITIES DENOMINATED IN FOREIGN CURRENCIES. AS SUCH, IT HAS NO DIRECT EXPOSURE TO FOREIGN CURRENCY FLUCTUATIONS. The Fund does, however, invest in Yankee securities. Yankees are obligations of foreign entities denominated in U.S. dollars. Yankee investments total 9% of the Fund and are the fastest growing sector of the U.S. domestic corporate bond market. Investing in Yankee issues has enabled us to capitalize on opportunities in foreign bonds without exposing our investors to currency risk. With recent market turmoil originating in the Pacific Rim countries, yield spreads on some of the Fund's Yankee issues have widened. This has resulted in negative relative performance on these securities. AT CURRENT YIELD LEVELS, WE FEEL THE FUND'S YANKEE BONDS REPRESENT EXCEPTIONAL VALUE. We anticipate that they will outperform similarly rated investments in the coming year.

CONSISTENCY IS THE HALLMARK OF OUR APPROACH
Since Firstar Bond IMMDEX/TM Fund's inception on 12/29/89, we have adhered to the same disciplined management approach. The past eight+ years have brought us more volatility in the fixed-income markets than many would have expected. The hallmark of our approach has been the Fund's consistent performance in all market climates. Firstar Bond IMMDEX/TM Fund's returns have been comparable to the benchmark in periods of rising interest rates and falling interest rates. Our goal is to continue to deliver this same consistent performance in the future. We look forward to continuing to serve you as Firstar Fund shareowners.

PORTFOLIO MANAGER PROFILE
--------------------------------------------------------------------------------

(PHOTO)                       (PHOTO)

MARY ELLEN STANEK, CFA        TERESA R. WESTMAN, CFA

MARY ELLEN STANEK, CFA, President and Chief Executive Officer of Firstar Investment Research & Management Company, LLC (FIRMCO) and TERESA R. WESTMAN, CFA, Senior Vice President and Senior Portfolio Manager co-manage the Fund - Mary Ellen since its inception on December 29, 1989 and Teresa since January 1, 1992. Mary Ellen has 19 years of investment management experience and was named a Director of FIRMCO in 1992. Prior to joining FIRMCO, she headed the Fixed Income and Quantitative Investment Management Department at Firstar Trust Company. Mary Ellen received her BA from Marquette University in 1978 and her MBA from the University of Wisconsin-Milwaukee in 1984. Teresa has been with Firstar since 1987 and has 11 years of investment management experience.
Teresa received her BA from Augustana College in 1985 and her MBA from the University of Chicago in 1991. Mary Ellen and Teresa are both Chartered Financial Analysts.

                                                             (LOGO) FIRSTARFUNDS

                                12/29/89    10/90     10/91     10/92     10/93     10/94     10/95      10/96    10/97     10/98
                                --------  --------  --------  --------  --------  --------  --------   -------- --------  --------
FIRSTAR BOND IMMDEX/TM FUND -
  INSTITUTIONAL                  $10,000   $10,421   $12,105   $13,376   $15,154   $14,565   $16,934   $17,840   $19,428   $21,256
FIRSTAR BOND IMMDEX/TM FUND -
  A - NO LOAD                    $10,000   $10,421   $12,105   $13,375   $15,154   $14,565   $16,903   $17,758   $19,300   $21,057
FIRSTAR BOND IMMDEX/TM FUND -
  A - LOAD <F1>                   $9,800   $10,213   $11,863   $13,108   $14,851   $14,274   $16,565   $17,403   $18,914   $20,636
LEHMAN GOVT/CORP BOND INDEX <F2> $10,000   $10,440   $12,045   $13,312   $15,126   $14,424   $16,755   $17,658   $19,214   $21,189




This chart assumes an initial investment of $10,000 made on 12/29/89 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------
                                                                    Since
                                                                  Inception
                                  1 Year     3 Years    5 Years    12/29/89
--------------------------------------------------------------------------------
FIRSTAR BOND IMMDEX/TM FUND -
   INSTITUTIONAL                    9.4        7.9        7.0        8.9
FIRSTAR BOND IMMDEX/TM FUND -
   A - NO LOAD                      9.1        7.6        6.8        8.8
FIRSTAR BOND IMMDEX/TM FUND -
   A - LOAD<F1>                     7.0        6.9        6.4        8.5
LEHMAN BROTHERS GOV'T/CORP.
   BOND INDEX<F2>                  10.3        8.1        7.0        8.9
--------------------------------------------------------------------------------

A = Series A (retail class)

<F1> Reflects maximum sales charge of 2.0%. Effective January 1, 1999 the maximum sales charge will be 3.75%.
<F2> The Lehman Brothers Gov't/Corp. Bond Index is an unmanaged market value weighted index measuring both principal price changes of, and income provided by, the underlying universe of securities that comprise the index. Securities included in the index must meet the following criteria: fixed as opposed to variable rate; not less than one year to maturity; minimum outstanding par value of $100 million; and rated investment grade or higher by Moody's, Standard & Poor's, or Fitch, in that order. An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Firstar Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 2% maximum sales load and are subject to an annual 0.25% service organization fee. The load performance for the Series A shares has been restated to reflect the impact of the sales charge. Prior to January 10, 1995, Series A performance does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. In addition, the purchase price adjustment on the Fund no longer applies to either the Series A or Series Institutional shares. The performance for the Series A and Series Institutional shares has been restated to reflect the elimination of the purchase price adjustment. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

SECTOR DISTRIBUTION
10/31/98
----------------------------------------------
U.S. TREASURY                             41%
----------------------------------------------
U.S. GOVERNMENT AGENCY                     0%
----------------------------------------------
MORTGAGE-BACKED<F1>                        7%
----------------------------------------------
FINANCE, BANKING, BROKERAGE               19%
----------------------------------------------
INDUSTRIAL                                 9%
----------------------------------------------
UTILITY                                    3%
----------------------------------------------
INTERNATIONAL/YANKEE                       9%
----------------------------------------------
ASSET-BACKED                              10%
----------------------------------------------
CASH                                       2%
----------------------------------------------
TOTAL                                    100%
----------------------------------------------

PORTFOLIO DISTRIBUTION
10/31/98
----------------------------------------------
AVERAGE MATURITY                   10.9 YEARS
----------------------------------------------
AVERAGE DURATION                    5.5 YEARS
----------------------------------------------
<F1> incl. U.S. Gov't. Agency-Backed


QUALITY DISTRIBUTION
10/31/98
----------------------------------------------
U.S. TREASURY                             41%
----------------------------------------------
U.S. GOVERNMENT AGENCY                     6%
----------------------------------------------
Aaa                                       11%
----------------------------------------------
Aa                                         5%
----------------------------------------------
A                                         24%
----------------------------------------------
Baa                                       12%
----------------------------------------------
Ba                                         1%
----------------------------------------------
TOTAL                                    100%
----------------------------------------------

SEC 30-DAY YIELD
----------------------------------------------
INSTITUTIONAL                           5.35%
----------------------------------------------
A - NO LOAD                             5.10%
----------------------------------------------
A - LOAD                                5.00%
----------------------------------------------

TOTAL FUND NET ASSETS
10/31/98
----------------------------------------------
$566,725,700
----------------------------------------------
--------------------------------------------------------------------------------

                                                             (LOGO) FIRSTARFUNDS
STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1998


                                                               SHORT-TERM       INTERMEDIATE      TAX-EXEMPT           BOND
(Unaudited)                                                    BOND MARKET       BOND MARKET     INTERMEDIATE        IMMDEX/TM
                                                                  FUND              FUND           BOND FUND           FUND
                                                              ------------      ------------     ------------      ------------

ASSETS:
  Investments, at value (cost $196,022, $310,209,
     $92,357 and $532,830, respectively)                        $198,077          $319,501         $ 94,848          $568,708
  Interest receivable                                              2,166             4,527            1,747             8,956
  Capital shares sold                                                664               650            2,362             1,590
  Receivable for securities sold                                     -               4,134              -                 -
  Other Assets                                                        12                13               19                19
                                                              ----------        ----------       ----------        ----------

     Total Assets                                                200,919           328,825           98,976           579,273
                                                              ----------        ----------       ----------        ----------

LIABILITIES:
  Payable for securities purchased                                 4,303             7,197              -              11,772
  Capital shares redeemed                                            321               590               12               490
  Payable to affiliates                                              139               171               53               261
  Accrued expenses and other liabilities                              53                28               18                24
                                                              ----------        ----------       ----------        ----------

     Total Liabilities                                             4,816             7,986               83            12,547
                                                              ----------        ----------       ----------        ----------

NET ASSETS                                                      $196,103          $320,839         $ 98,893          $566,726
                                                              ==========        ==========       ==========        ==========

NET ASSETS CONSIST OF:
  Capital stock                                                 $196,294          $311,041         $ 96,298          $530,760
  Undistributed net investment income                                 85               156               26               292
  Undistributed accumulated net realized gains (losses)          (2,331)               350               78             (204)
  Unrealized net appreciation on investments                       2,055             9,292            2,491            35,878
                                                              ----------        ----------       ----------        ----------

     Total Net Assets                                           $196,103          $320,839         $ 98,893          $566,726
                                                              ==========        ==========       ==========        ==========

SERIES A:
  Net assets                                                    $ 75,410          $ 29,550         $ 32,466          $ 95,301
  Shares authorized ($.0001 par value)                           500,000           500,000          500,000           500,000
  Shares issued and outstanding                                    7,291             2,813            3,087             3,285
  Net asset value and redemption price per share <F1>             $10.34            $10.50           $10.52            $29.01
                                                              ==========        ==========       ==========        ==========
  Maximum offering price per share <F1>                           $10.55            $10.71           $10.73            $29.60
                                                              ==========        ==========       ==========        ==========

SERIES INSTITUTIONAL:
  Net assets                                                    $120,693          $291,289         $ 66,427          $471,425
  Shares authorized ($.0001 par value)                           500,000           500,000          500,000           500,000
  Shares issued and outstanding                                   11,668            27,732            6,315            16,243
  Net asset value, redemption price and offering
     price per share <F1>                                         $10.34            $10.50           $10.52            $29.02
                                                              ==========        ==========       ==========        ==========
  <F1> Amounts may not recalculate due to rounding.


                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS

STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 1998


                                                               SHORT-TERM       INTERMEDIATE      TAX-EXEMPT           BOND
                                                               BOND MARKET       BOND MARKET     INTERMEDIATE        IMMDEX/TM
                                                                  FUND              FUND           BOND FUND           FUND
                                                              ------------      ------------     ------------      ------------

INVESTMENT INCOME:
  Interest income                                                $11,549           $18,647           $4,038           $33,382
                                                              ----------        ----------       ----------        ----------

EXPENSES:
  Investment advisory fees                                         1,080             1,491              425             1,551
  Administration fees                                                196               326               93               565
  Shareowner servicing and accounting costs                          128               146               89               177
  Service organization fees - Series A                               170                62               61               195
  Custody fees                                                        38                52               20                95
  Federal and state registration fees                                 30                40               27                50
  Professional fees                                                   34                32               27                34
  Reports to shareowners                                              36                10                2                38
  Directors' fees and expenses                                         7                 8                7                 8
  Other                                                                7                 7                2                15
                                                              ----------        ----------       ----------        ----------

  Total expenses before waiver                                     1,726             2,174              753             2,728
     Less: Waiver of expenses                                      (656)             (621)            (267)             (365)
                                                              ----------        ----------       ----------        ----------

     Net expenses                                                  1,070             1,553              486             2,363
                                                              ----------        ----------       ----------        ----------

NET INVESTMENT INCOME                                             10,479            17,094            3,552            31,019
                                                              ----------        ----------       ----------        ----------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on investment transactions                       309             1,171              130               512
  Net change in unrealized appreciation on investments               920             4,459            1,175            15,260
                                                              ----------        ----------       ----------        ----------

     Net gain on investments                                       1,229             5,630            1,305            15,772
                                                              ----------        ----------       ----------        ----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $11,708           $22,724           $4,857           $46,791
                                                              ==========        ==========       ==========        ==========


                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS

STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                         SHORT-TERM        INTERMEDIATE         TAX-EXEMPT             BOND
                                                        BOND MARKET         BOND MARKET      INTERMEDIATE BOND       IMMDEX/TM
                                                            FUND               FUND                FUND                FUND
                                                     ------------------ ------------------  ------------------  ------------------
                                                      Year       Year     Year      Year      Year      Year      Year      Year
                                                      ended     ended     ended     ended     ended     ended     ended     ended
                                                    Oct. 31,   Oct. 31, Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                      1998       1997     1998      1997      1998      1997      1998      1997
                                                    --------   -------- --------  --------  --------  --------  --------  --------
OPERATIONS:
  Net investment income                             $ 10,479  $ 12,672  $ 17,094  $ 13,379   $ 3,552   $ 2,460  $ 31,019  $ 27,218
  Net realized gain (loss) on investments                309   (1,101)     1,171       242       130        48       512       447
  Net change in unrealized appreciation
     on investments                                      920     1,426     4,459     3,016     1,175       805    15,260     9,973
                                                    --------  --------  --------  --------  --------  --------  --------  --------
     Net increase in net assets
     resulting from operations                        11,708    12,997    22,724    16,637     4,857     3,313    46,791    37,638
                                                    --------  --------  --------  --------  --------  --------  --------  --------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                         77,282    71,621    93,944   116,096    58,804    35,199   188,904   130,202
  Shares issued to owners in
     reinvestment of dividends                         8,368    10,918     9,710     8,255     1,623       993    25,524    23,217
  Shares redeemed                                   (92,444)  (87,494)  (63,716)  (43,261)  (34,259)  (12,976) (135,752) (104,870)
                                                    --------  --------  --------  --------  --------  --------  --------  --------
  Net increase (decrease) in net assets resulting
     from capital share transactions                 (6,794)   (4,955)    39,938    81,090    26,168    23,216    78,676    48,549
                                                    --------  --------  --------  --------  --------  --------  --------  --------
DISTRIBUTIONS TO SERIES A
SHAREOWNERS:
  From net investment income <F1>                    (3,882)   (3,625)   (1,379)   (1,090)     (991)     (589)   (4,535)   (3,214)
                                                    --------  --------  --------  --------  --------  --------  --------  --------

DISTRIBUTIONS TO SERIES
INSTITUTIONAL SHAREOWNERS:
  From net investment income <F1>                    (6,580)   (9,075)  (15,656)  (12,285)   (2,548)   (1,875)  (26,368)  (24,038)
                                                    --------  --------  --------  --------  --------  --------  --------  --------

TOTAL INCREASE (DECREASE)IN NET ASSETS               (5,548)   (4,658)    45,627    84,352    27,486    24,065    94,564    58,935

NET ASSETS:
  Beginning of year                                  201,651   206,309   275,212   190,860    71,407    47,342   472,162   413,227
                                                    --------  --------  --------  --------  --------  --------  --------  --------

  End of year (including undistributed
     net investment income of $85, $62, $156,
     $96, $26, $13, $292 and $158, respectively)    $196,103  $201,651  $320,839  $275,212   $98,893   $71,407  $566,726  $472,162
                                                    ========  ========  ========  ========  ========  ========  ========  ========



<F1> For the Tax-Exempt Intermediate Bond Fund, substantially all distributions from net investment income are exempt from federal income tax. See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS

FINANCIAL HIGHLIGHTS


                                                                         SHORT-TERM BOND MARKET FUND
                                          -----------------------------------------------------------------------------------------
                                                                                                          Year ended     Year ended
                                              Year ended          Year ended          Year ended         October 31,    October 31,
                                           October 31, 1998    October 31, 1997    October 31, 1996        1995<F1>         1994
                                           -----------------  -----------------   -----------------   ----------------- -----------
Per Share Data:                            Series    Series    Series    Series    Series    Series    Series    Series
                                             A      Inst'l.      A      Inst'l.      A      Inst'l.      A      Inst'l.
                                           ------    ------    ------    ------    ------    ------    ------    ------

Net asset value,
  beginning of year                         $10.27    $10.27    $10.25    $10.25    $10.28    $10.28    $10.03    $10.03    $10.56

Income from investment operations:
  Net investment income <F2>                  0.58      0.61      0.60      0.62  0.58<F5>  0.61<F5>      0.61      0.63      0.56
       Net realized and unrealized
         gains (losses) on securities         0.07      0.07      0.02      0.02    (0.03)    (0.03)      0.24      0.24    (0.41)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
       Total from investment
         operations                           0.65      0.68      0.62      0.64      0.55      0.58      0.85      0.87      0.15
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------

Less distributions:
  Dividends from net
     investment income                      (0.58)    (0.61)    (0.60)    (0.62)    (0.58)    (0.61)    (0.60)    (0.62)    (0.56)
  Distributions from capital gains               -         -         -         -         -         -         -         -    (0.12)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
       Total distributions                  (0.58)    (0.61)    (0.60)    (0.62)    (0.58)    (0.61)    (0.60)    (0.62)    (0.68)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------

Net asset value, end of year                $10.34    $10.34    $10.27    $10.27    $10.25    $10.25    $10.28    $10.28    $10.03
                                           =======   =======   =======   =======   =======   =======   =======   =======   =======

Total return <F3>                            6.58%     6.84%     6.21%     6.47%     5.54%     5.80%     8.74%     8.95%     1.46%

Supplemental data and ratios:
  Net assets, in thousands,
     end of period                         $75,410  $120,693   $65,567  $136,084   $58,843  $147,466   $47,730   $94,959  $122,368
  Ratio of net expenses
     to average net assets <F6>              0.75%     0.50%     0.75%     0.50%     0.75%     0.50%     0.69%     0.50%     0.50%
  Ratio of net investment income
     to average net assets <F7>              5.67%     5.92%     5.79%     6.04%     5.67%     5.92%     6.04%     6.23%     5.43%

  Portfolio turnover rate <F4>              78.20%    78.20%    77.12%    77.12%    59.62%    59.62%   100.58%   100.58%    76.13%


<F1> On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective on January 9, 1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional Series shares. For the year ended October 31, 1995, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets, total return and the per share income from investment operations and distributions are presented on a basis whereby the Fund's net investment income, net expenses, net realized and unrealized gains (losses) and distributions for the period November 1, 1994 through January 9, 1995, were allocated to each class of shares based upon the relative net assets of each class of shares as of the close of business on January 9, 1995, and the results thereof combined with the results of operations and distributions for each applicable class for the period January 10, 1995 through October 31, 1995.
<F2> For the Tax-Exempt Intermediate Bond Fund, substantially all investment income is exempt from Federal income tax.
<F3> The total return calculation does not reflect the 2% front end sales charge for Series A.
<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F5> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
<F6> Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994 would have been 1.11%, 0.86%, 1.11%, 0.86%, 1.12%, 0.87%, 1.10%, 0.91% and 0.90%,
     respectively.
<F7> Without fees waived, ratios of net investment income to average net assets for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994 would have been 5.31%, 5.56%, 5.43%, 5.68%, 5.30%, 5.55%, 5.63%, 5.82% and
     5.03%, respectively.

                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS

FINANCIAL HIGHLIGHTS

                                                                        INTERMEDIATE BOND MARKET FUND
                                          -----------------------------------------------------------------------------------------
                                                                                                          Year ended     Year ended
                                              Year ended          Year ended          Year ended         October 31,    October 31,
                                           October 31, 1998    October 31, 1997    October 31, 1996        1995<F1>         1994
                                           -----------------  -----------------   -----------------   ----------------- -----------
Per Share Data:                            Series    Series    Series    Series    Series    Series    Series    Series
                                             A      Inst'l.      A      Inst'l.      A      Inst'l.      A      Inst'l.
                                           ------    ------    ------    ------    ------    ------    ------    ------

Net asset value,
  beginning of period                       $10.31    $10.31    $10.19    $10.19    $10.21    $10.21     $9.67     $9.67    $10.45

Income from investment operations:
  Net investment income <F2>                  0.57      0.59      0.58      0.60  0.56<F5>  0.59<F5>      0.60      0.62      0.51
  Net realized and unrealized
     gains (losses) on securities             0.19      0.19      0.12      0.12    (0.02)    (0.02)      0.53      0.53    (0.69)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total from investment
     operations                               0.76      0.78      0.70      0.72      0.54      0.57      1.13      1.15    (0.18)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------

Less distributions:
  Dividends from net
     investment income                      (0.57)    (0.59)    (0.58)    (0.60)    (0.56)    (0.59)    (0.59)    (0.61)    (0.51)
  Distributions from capital gains               -         -         -         -         -         -         -         -    (0.09)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total distributions                       (0.57)    (0.59)    (0.58)    (0.60)    (0.56)    (0.59)    (0.59)    (0.61)    (0.60)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of period              $10.50    $10.50    $10.31    $10.31    $10.19    $10.19    $10.21    $10.21     $9.67
                                           =======   =======   =======   =======   =======   =======   =======   =======   =======

Total return <F3>                            7.57%     7.83%     7.09%     7.36%     5.51%     5.77%    12.04%    12.25%   (1.73)%

Supplemental data and ratios:
  Net assets, in thousands,
     end of period                         $29,550  $291,289   $20,691  $254,521   $17,392  $173,468   $11,576  $128,941   $88,306
  Ratio of net expenses
     to average net assets <F6>              0.75%     0.50%     0.75%     0.50%     0.75%     0.50%     0.69%     0.50%     0.50%
  Ratio of net investment income
     to average net assets <F7>              5.50%     5.75%     5.71%     5.96%     5.59%     5.84%     6.07%     6.26%     5.19%

  Portfolio turnover rate <F4>              27.29%    27.29%    40.61%    40.61%    59.29%    59.29%    66.69%    66.69%    56.25%


<F1> On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective on January 9, 1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional Series shares. For the year ended October 31, 1995, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets, total return and the per share income from investment operations and distributions are presented on a basis whereby the Fund's net investment income, net expenses, net realized and unrealized gains (losses) and distributions for the period November 1, 1994 through January 9, 1995, were allocated to each class of shares based upon the relative net assets of each class of shares as of the close of business on January 9, 1995, and the results thereof combined with the results of operations and distributions for each applicable class for the period January 10, 1995 through October 31, 1995.
<F2> For the Tax-Exempt Intermediate Bond Fund, substantially all investment income is exempt from Federal income tax.
<F3> The total return calculation does not reflect the 2% front end sales charge for Series A.
<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F5> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
<F6> Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994 would have been 0.96%, 0.71%, 0.98%, 0.73%, 0.99%, 0.74%, 0.98%, 0.79% and 0.78%,
     respectively, for the Intermediate Bond Fund and 1.06%, 0.81%, 1.13%, 0.88%, 1.22%, 0.97%, 1.20%, 1.00% and 0.98%, respectively, for the Tax-
     Exempt Intermediate Bond Fund.
<F7> Without fees waived, ratios of net investment income to average net assets for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994 would have been 5.29%, 5.54%, 5.49%, 5.74%, 5.35%, 5.60%, 5.78%, 5.97% and
     4.91%, respectively, for the Intermediate Bond Fund and 3.69%, 3.94%, 3.73%, 3.98%, 3.52%, 3.77%, 3.76%, 3.96% and 3.67%, respectively, for the
     Tax-Exempt Intermediate Bond Fund.

                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS

FINANCIAL HIGHLIGHTS


                                                                  TAX-EXEMPT INTERMEDIATE BOND MARKET FUND
                                          -----------------------------------------------------------------------------------------
                                                                                                          Year ended     Year ended
                                              Year ended          Year ended          Year ended         October 31,    October 31,
                                           October 31, 1998    October 31, 1997    October 31, 1996        1995<F1>         1994
                                           -----------------  -----------------   -----------------   ----------------- -----------
Per Share Data:                            Series    Series    Series    Series    Series    Series    Series    Series
                                             A      Inst'l.      A      Inst'l.      A      Inst'l.      A      Inst'l.
                                           ------    ------    ------    ------    ------    ------    ------    ------

Net asset value,
  beginning of period                       $10.35    $10.36    $10.21    $10.21    $10.23    $10.24     $9.78     $9.78    $10.26

Income from investment operations:
  Net investment income <F2>                  0.41      0.44      0.42      0.44  0.40<F5>  0.43<F5>      0.42      0.44      0.41
  Net realized and unrealized
     gains (losses) on securities             0.17      0.16      0.14      0.15    (0.01)    (0.03)      0.45      0.46    (0.48)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total from investment
     operations                               0.58      0.60      0.56      0.59      0.39      0.40      0.87      0.90    (0.07)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------

Less distributions:
  Dividends from net
     investment income                      (0.41)    (0.44)    (0.42)    (0.44)    (0.41)    (0.43)    (0.42)    (0.44)    (0.41)
  Distributions from capital gains               -         -         -         -         -         -         -         -         -
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total distributions                       (0.41)    (0.44)    (0.42)    (0.44)    (0.41)    (0.43)    (0.42)    (0.44)    (0.41)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------

Net asset value, end of period              $10.52    $10.52    $10.35    $10.36    $10.21    $10.21    $10.23    $10.24     $9.78
                                           =======   =======   =======   =======   =======   =======   =======   =======   =======

Total return <F3>                            5.73%     5.88%     5.60%     5.96%     3.87%     4.02%     9.07%     9.38%   (0.73)%

Supplemental data and ratios:
  Net assets, in thousands,
     end of period                         $32,466   $66,427   $19,199   $52,208   $10,690   $36,652    $7,711   $27,595   $26,167
  Ratio of net expenses
     to average net assets <F6>              0.75%     0.50%     0.75%     0.50%     0.75%     0.50%     0.71%     0.51%     0.60%
  Ratio of net investment income
     to average net assets <F7>              4.00%     4.25%     4.11%     4.36%     3.99%     4.24%     4.25%     4.45%     4.04%

  Portfolio turnover rate <F4>              14.38%    14.38%    11.22%    11.22%    30.46%    30.46%    44.13%    44.13%    58.54%


<F1> On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective on January 9, 1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional Series shares. For the year ended October 31, 1995, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets, total return and the per share income from investment operations and distributions are presented on a basis whereby the Fund's net investment income, net expenses, net realized and unrealized gains (losses) and distributions for the period November 1, 1994 through January 9, 1995, were allocated to each class of shares based upon the relative net assets of each class of shares as of the close of business on January 9, 1995, and the results thereof combined with the results of operations and distributions for each applicable class for the period January 10, 1995 through October 31, 1995.
<F2> For the Tax-Exempt Intermediate Bond Fund, substantially all investment income is exempt from Federal income tax.
<F3> The total return calculation does not reflect the 2% front end sales charge for Series A.
<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F5> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
<F6> Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994 would have been 0.96%, 0.71%, 0.98%, 0.73%, 0.99%, 0.74%, 0.98%, 0.79% and 0.78%,
     respectively, for the Intermediate Bond Fund and 1.06%, 0.81%, 1.13%, 0.88%, 1.22%, 0.97%, 1.20%, 1.00% and 0.98%, respectively, for the Tax-
     Exempt Intermediate Bond Fund.
<F7> Without fees waived, ratios of net investment income to average net assets for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994 would have been 5.29%, 5.54%, 5.49%, 5.74%, 5.35%, 5.60%, 5.78%, 5.97% and
     4.91%, respectively, for the Intermediate Bond Fund and 3.69%, 3.94%, 3.73%, 3.98%, 3.52%, 3.77%, 3.76%, 3.96% and 3.67%, respectively, for the
     Tax-Exempt Intermediate Bond Fund.

                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS


FINANCIAL HIGHLIGHTS


                                                                            BOND IMMDEX/TM FUND
                                          -----------------------------------------------------------------------------------------
                                                                                                          Year ended     Year ended
                                              Year ended          Year ended          Year ended         October 31,    October 31,
                                           October 31, 1998    October 31, 1997    October 31, 1996        1995<F1>         1994
                                           -----------------  -----------------   -----------------   ----------------- -----------
Per Share Data:                            Series    Series    Series    Series    Series    Series    Series    Series
                                             A      Inst'l.      A      Inst'l.      A      Inst'l.      A      Inst'l.
                                           ------    ------    ------    ------    ------    ------    ------    ------
Net asset value,
  beginning of period                       $28.16    $28.16    $27.54    $27.55    $27.82    $27.82    $25.67    $25.67    $28.91

Income from investment operations:
  Net investment income <F2>                  1.64      1.72      1.66      1.75  1.61<F5>  1.70<F5>      1.68      1.74      1.65
  Net realized and unrealized
     gains (losses) on securities             0.85      0.85      0.64      0.61    (0.26)    (0.27)      2.30      2.29    (2.74)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total from investment
     operations                               2.49      2.57      2.30      2.36      1.35      1.43      3.98      4.03    (1.09)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------

Less distributions:
  Dividends from net
     investment income                      (1.64)    (1.71)    (1.68)    (1.75)    (1.63)    (1.70)    (1.79)    (1.84)    (1.65)
  Distributions from capital gains               -         -         -         -         -         -    (0.04)    (0.04)    (0.50)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total distributions                       (1.64)    (1.71)    (1.68)    (1.75)    (1.63)    (1.70)    (1.83)    (1.88)    (2.15)
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of period              $29.01    $29.02    $28.16    $28.16    $27.54    $27.55    $27.82    $27.82    $25.67
                                           =======   =======   =======   =======   =======   =======   =======   =======   =======

Total return <F3>                            9.11%     9.41%     8.68%     8.90%     5.06%     5.35%    16.05%    16.26%   (3.89)%

Supplemental data and ratios:
  Net assets, in thousands,
     end of period                         $95,301  $471,425   $64,144  $408,018   $42,671  $370,556   $21,875  $290,274  $256,778
  Ratio of net expenses
     to average net assets <F6>              0.67%     0.42%     0.67%     0.42%     0.68%     0.43%     0.64%     0.44%     0.48%
  Ratio of net investment income
     to average net assets <F7>              5.77%     6.02%     6.08%     6.33%     5.98%     6.23%     6.31%     6.51%     6.14%

  Portfolio turnover rate <F4>              20.07%    20.07%    35.12%    35.12%    33.38%    33.38%    41.67%    41.67%    49.70%


<F1> On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective on January 9, 1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional Series shares. For the year ended October 31, 1995, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets, total return and the per share income from investment operations and distributions are presented on a basis whereby the Fund's net investment income, net expenses, net realized and unrealized gains (losses) and distributions for the period November 1, 1994 through January 9, 1995, were allocated to each class of shares based upon the relative net assets of each class of shares as of the close of business on January 9, 1995, and the results thereof combined with the results of operations and distributions for each applicable class for the period January 10, 1995 through October 31, 1995.
<F2> For the Tax-Exempt Intermediate Bond Fund, substantially all investment income is exempt from Federal income tax.
<F3> The total return calculation does not reflect the 2% front end sales charge for Series A.
<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F5> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
<F6> Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994 would have been 0.74%, 0.49%, 0.74%, 0.49%, 0.75%, 0.50%, 0.71%, 0.51% and 0.51%,
     respectively.
<F7> Without fees waived, ratios of net investment income to average net assets for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994 would have been 5.70%, 5.95%, 6.01%, 6.26%, 5.91%, 6.16%, 6.24%, 6.44% and
     6.10%, respectively.

                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS


SHORT-TERM BOND MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998

   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            LONG-TERM INVESTMENTS  95.9%
            ASSET-BACKED SECURITIES  28.6%
            AUTO LOAN RECEIVABLES  0.3%
            General Motors Acceptance Corp. Grantor
    $  679     Series 1991-A1, Class A, 8.17%, 1/02/00             $    687
                                                               ------------

            CREDIT CARD RECEIVABLES  12.3%
            Banc One Credit Card Master Trust:
     1,500     Series 1995-B, Class A, 6.30%, 9/15/00                 1,538
     1,325     Series 1995-A, Class A, 6.15%, 7/15/02                 1,351
            Chase Manhattan Grantor Trust,
       349     Series 1995-B, Class A, 5.90%, 9/15/99                   350
            Chemical Master Credit Card Trust I,
     3,060     Series 1995-2, Class A, 6.23%, 6/15/03                 3,138
            Citibank Credit Card Master Trust I, Principal Only:
     5,220     Series 1996-1, Class A, 0.00%, 2/07/01                 4,671
     1,500     Series 1997-6, Class A, 0.00%, 8/15/06                 1,077
            Household Affinity Credit Card Master Trust I,
     1,650     Series 1993-2, Class A, 5.60%, 11/15/00                1,667
            MBNA Master Credit Card Trust,
       550     Series 1995-F, Class A, 6.60%, 1/15/03                   566
            NationsBank Credit Card Master Trust,
     3,995     Series 1995-1, Class A, 6.45%, 8/15/00                 4,102
            Sears Credit Account Master Trust,
     1,125     Series 1995-2, Class A, 8.10%, 6/15/04                 1,164
            Spiegel Credit Card Master Trust:
     2,000     Series 1994-B, Class A, 8.15%, 6/15/04                 2,066
     2,325     Series 1995-A, Class A, 7.50%, 9/15/04                 2,400
                                                               ------------
                                                                     24,090
                                                               ------------

            HOME EQUITY LOAN RECEIVABLES  16.0%
            AFC Home Equity Loan Trust:
     1,754     Series 1993-4, Class 1A, 5.80%, 2/26/24                1,747
     1,772     Series 1994-1, Class 1A, 6.40%, 5/25/25                1,792
            Advanta Home Equity Loan Trust,
     1,898     Series 1993-2, Class A2, 6.15%, 10/25/09               1,909
     2,447     Series 1993-3, Class A1, 4.90%, 1/25/10                2,416
            Corestates Home Equity Trust,
     3,000     Series 1996-1, Class A3, 7.00%, 12/15/09               3,082
            EQCC Home Equity Loan Trust:
     2,225     Series 1993-3, Class A, 5.15%, 9/15/08                 2,196
     1,906     Series 1993-4, Class A, 5.725%, 12/15/08               1,907
       417     Series 1996-1, Class A2, 5.82%, 9/15/09                  419
     2,500     Series 1996-2, Class A2, 7.125%, 12/15/10              2,579
            Federal National Mortgage Association (FNMA)
            Real Estate Mortgage Investment Conduit (REMIC),
     3,600     Series 1996-W4, Class A4, 6.743%, 12/25/11             3,697
            GE Home Equity Loan Asset-Backed Certificates:
        90     Series 1991-1, Class A, 7.20%, 8/30/11                    90
     2,500     Series 1991-1, Class B, 8.70%, 9/15/11                 2,521
            The Money Store Home Equity Trust:
       819     Series 1992-A, Class A, 6.95%, 1/15/07                   817
       705     Series 1995-C, Class A3, 6.55%, 9/15/21                  717

   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            HOME EQUITY LOAN RECEIVABLES  16.0% (CONT.)
            The Money Store Home Equity Trust (cont.)
   $ 2,381     Series 1993-B, Class A3, 6.10%, 5/15/22             $  2,397
            UCFC Home Equity Loan:
       848     Series 1993-B2, Class A2, 6.20%, 7/25/14                 851
     1,000     Series 1996-C1, Class A4, 7.475%, 3/15/20              1,052
     1,088     Series 1995-A2, Class A7, 8.30%, 2/10/26               1,134
                                                               ------------
                                                                     31,323
                                                               ------------

            CORPORATE BONDS  20.5%
            Bear Stearns Company Senior Notes:
     3,000     6.75%, 8/15/00                                         3,048
       800     9.375%, 6/01/01                                          865
            Beneficial Corp. Notes,
       800     8.20%, 3/15/02                                           866
            Chase Manhattan Corp. Subordinated Notes,
     1,381     10.00%, 6/15/99                                        1,419
            Federal Express Corporation Debentures,
     2,000     9.625%, 10/15/19                                       2,127
            First Chicago Corporation Subordinated Notes,
     1,800     11.25%, 2/20/01                                        2,032
            Ford Holdings, Inc. Debentures,
     1,262     9.25 %, 3/01/00                                        1,326
            Jack Eckerd Corporation Senior Subordinated Notes,
     1,454     9.25%, 02/15/04                                        1,521
            Heller Financial, Inc. Notes,
     2,790     8.00%, 12/15/98                                        2,796
            Lehman Brothers Holdings, Inc. Debentures,
     1,000     9.875%, 10/15/00                                       1,030
            Lehman Brothers Holdings, Inc. Notes:
     3,000     8.875%, 2/15/00                                        3,108
     2,386     7.625%, 7/15/99                                        2,405
     1,100     6.65%, 11/08/99                                        1,113
            Lehman Brothers, Inc. Senior Subordinated Notes,
     2,739     10.00%, 5/15/99                                        2,795
            Paine Webber Group, Inc. Medium Term Notes:
     1,000     5.83%, 2/02/99                                         1,001
     1,000     6.31%, 7/22/99                                         1,003
            Salomon, Inc. Medium Term Notes,
     1,500     10.125%, 6/01/99                                       1,537
            Salomon, Inc. Senior Notes:
       206     7.25%, 1/15/00                                           211
       800     7.75%, 5/15/00                                           824
            Security Pacific Corporation Subordinate Notes,
     1,458     11.50%, 11/15/00                                       1,630
            The Money Store Company Guarantee,
     1,500     8.05%, 4/15/02                                         1,620
            Transamerica Financial Corp. Subordinated Notes,
     2,500     6.75%, 6/01/00                                         2,555
            USF&G Corporation Senior Notes,
     1,080     8.375%, 6/15/01                                        1,162
            Worldcom, Inc. Senior Notes,
     2,000     8.875%, 1/15/06                                        2,187
                                                               ------------
                                                                     40,181
                                                               ------------

                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS

SHORT-TERM BOND MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998

   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            MORTGAGE-BACKED SECURITIES  9.2%
            Collateralized Mortgage Obligation Trust,
   $ 1,283     Series 15, Class E, 5.00%, 3/20/18                  $  1,288
            Collateralized Mortgage Securities Corp.,
       189     Series 1991-6, Class PH, 7.00%, 5/20/20                  189
            Green Tree Financial Corp. Pass-Thru Certificates:
     1,001     Series 1992-2, Class A4, 8.15%, 1/15/18                1,049
        34     Series 1993-3, Class A4, 5.45%, 10/15/18                  34
     1,330     Series 1993-3, Class A5, 5.75%, 10/15/18               1,331
       586     Series 1994-4, Class A3, 7.70%, 7/15/19                  592
     2,250     Series 1994-8, Class A4, 8.50%, 4/15/25                2,296
     4,000     Series 1995-9, Class A4, 6.45%, 1/15/27                4,047
            Merrill Lynch Mortgage Investors, Inc.,
     1,442     Series 1992-B, Class A, 7.85%, 4/15/12                 1,443
            Morgan Stanley Mortgage Trust,
       466     Series 40, Class 6, 7.00%, 2/20/20                       467
            Prudential Home Mortgage Securities,
     1,437     Series 1993-24, Class A2, 5.50%, 7/25/00               1,431
            Prudential Securities Financial Asset Funding Corp.,
       799     Series 1993-4, Class A3, 6.83%, 9/25/09                  804
            Prudential Securities Secured Financing Corp.,
     1,964     Series 1994-5, Class A1, 5.66%, 5/25/24                1,949
            Security Pacific Acceptance Corp.,
     1,175     Series 1992-2, Class A3, 7.50%, 6/15/12                1,179
                                                               ------------
                                                                     18,099
                                                               ------------

            INTERNATIONAL/YANKEE (U.S. $ DENOMINATED)  6.6%
            Ford Capital BV Debentures,
     1,450     9.875%, 5/15/02                                        1,656
            Ford Capital BV Notes,
     2,935     10.125%, 11/15/00                                      3,215
            Korea Development Bank Bonds,
     2,000     7.125%, 9/17/01                                        1,777
            Quebec Province CDA Debentures,
     1,125     13.25%, 9/15/14                                        1,247
            Sumitomo Bank International Notes,
     5,000     9.55%, 7/15/00                                         5,107
                                                               ------------
                                                                     13,002
                                                               ------------

            OTHER  0.6%
            Florida Housing Finance Agency:
       310  Antigua Club-A-2, 8.625%, 8/01/01                           328
       335  Brittany Apartments-C-2, 8.625%, 8/01/02                    359
       400  Maitland Club-B-2, 8.625%, 8/01/01                          423
                                                               ------------
                                                                      1,110
                                                               ------------

            U.S. GOVERNMENT AGENCY-BACKED
            MORTGAGE ISSUES 7.8%
            Federal Home Loan Mortgage Corporation (FHLMC)
            Participation Certificates:
        14     7.00%, 12/01/01                                           15
       117     7.75%, 7/01/09                                           121


   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            U.S. GOVERNMENT AGENCY-BACKED
            MORTGAGE ISSUES 7.8% (CONT.)
            Federal Home Loan Mortgage Corporation (FHLMC)
            Real Estate Mortgage Investment Conduit (REMIC):
    $  676     Series 1243, Class K, 7.50%, 8/15/01              $      683
       381     Series 1149, Class K, 7.50%, 7/15/20                     382
     1,674     Series 1101, Class  L, 6.95%, 9/15/20                  1,681
        51     Series 1169, Class D, 7.00%, 5/15/21                      51
       598     Series 1286, Class E, 7.00%, 10/15/21                    603
            Federal National Mortgage Association (FNMA)
            Real Estate Mortgage Investment Conduit (REMIC):
     1,316     Series X-19A, Class A, 6.50%, 10/25/00                 1,330
     2,000     Series 1993-G06, Class K, 7.00%, 11/25/01              2,014
       960     Series 1991-63, Class G, 6.95%, 5/25/06                  974
       759     Series 1993-86, Class E, 6.00%, 1/25/07                  763
       632     Series 1992-93, Class G, 7.50%, 6/25/07                  633
        92     Series 1992-138, Class C, 6.00%, 12/25/18                 92
       176     Series G92-11, Class HB, 7.00%, 11/25/19                 175
       389     Series G92-35, Class C, 7.50%, 7/25/20                   391
       379     Series 1991-154, Class PH, 7.50%, 9/25/20                380
     2,001     Series 1991-82, Class PL, 7.00%, 12/15/20              2,010
     1,939     Series G92-53, Class H, 7.00%, 7/25/21                 1,944
            U.S. Department of Veterans Affairs Mortgage Trust,
     1,000     (REMIC), Series 1992-1, Class J, 7.75%, 2/15/01        1,026
                                                               ------------
                                                                     15,268
                                                               ------------

            U.S. TREASURY OBLIGATIONS  22.6%
            U.S. Treasury Bonds,
    11,575     10.75%, 2/15/03                                       14,393
            U.S. Treasury Notes,
    28,050     6.625%, 3/31/02                                       30,013
                                                               ------------
                                                                     44,406
                                                               ------------

            Total Long-Term Investments (Cost $186,111)             188,166
                                                               ------------

    Number
   of Shares
(in thousands)
---------------
            SHORT-TERM INVESTMENTS  5.1%
            INVESTMENT COMPANIES  5.1%
       972  Financial Square Prime Obligation Fund                      972
     8,939  Short-Term Investments Co. Liquid Assets Portfolio        8,939
                                                               ------------

            Total Short-Term Investments (Cost $9,911)                9,911
                                                               ------------

            Total Investments (Cost $196,022)  101.0%               198,077
                                                               ------------

            Liabilities, less Other Assets (1.0)%                   (1,974)
                                                               ------------

            TOTAL NET ASSETS  100.0%                               $196,103
                                                               ============

                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS

INTERMEDIATE BOND MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998

   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            LONG-TERM INVESTMENTS  96.5%
            ASSET-BACKED SECURITIES  17.3%
            AUTO LOAN RECEIVABLES  0.1%
            General Motors Acceptance Corp. Grantor,
  $    181     Series 1995-A, Class A, 7.15%, 3/15/00             $     181
            Keycorp Auto Grantor Trust,
       260     Series 1995-A, Class A, 5.80%, 7/15/00                   260
                                                               ------------
                                                                        441
                                                               ------------

            CREDIT CARD RECEIVABLES  12.7%
            Advanta Credit Card Master Trust,
     1,000     Series 1995-F, Class A1, 6.05%, 8/01/03                1,023
            American Express Master Trust,
     2,000     Series 1994-2, Class A, 7.60%, 8/15/02                 2,123
            Banc One Credit Card Master Trust:
     7,375     Series 1995-B, Class A, 6.30%, 9/15/00                 7,564
     1,000     Series 1995-A, Class A, 6.15%, 7/15/02                 1,019
            Chemical Master Credit Card Trust I,
       633     Series 1995-3, Class A, 6.23%, 8/15/02                   656
            Citibank Credit Card Master Trust, Principal Only:
    11,900     Series 1996-1, Class A, 0.00%, 2/07/01                10,648
     1,875     Series 1997-6, Class A, 0.00%, 8/15/06                 1,347
            Discover Card Master Trust I,
       500     Series 1993-3, Class A, 6.20%, 5/16/06                   532
            HFC Private Label Credit Card Master Trust II,
     1,000     Series 1994-2, Class A, 7.80%, 9/20/03                 1,011
            Household Affinity Credit Card Master Trust I,
     3,300     Series 1993-2, Class A, 5.60%, 11/15/00                3,334
            NationsBank Credit Card Master Trust,
     2,500     Series 1995-1, Class A, 6.45%, 8/15/00                 2,567
            Sears Credit Account Master Trust:
     5,408     Series 1994-1, Class A, 7.00%, 8/15/00                 5,504
     2,400     Series 1995-3, Class A, 7.00%, 10/15/04                2,474
            Spiegel Credit Card Master Trust,
       950     Series 1994-B, Class A, 8.15%, 6/15/04                   982
                                                               ------------
                                                                     40,784
                                                               ------------

            HOME EQUITY LOAN RECEIVABLES 4.5%
            Advanta Home Equity Loan Trust:
       412     Series 1993-1, Class A1, 5.95%, 3/25/09                  412
     1,479     Series 1993-1, Class A2, 5.95%, 5/25/09                1,479
            AFC Home Equity Loan Trust,
     2,551     Series 1993-4, Class 1A, 5.80%, 2/26/24                2,541
            Corestates Home Equity Trust,
     1,375     Series 1996-1, Class A3, 7.00%, 12/15/09               1,413
            EQCC Home Equity Loan Trust:
     1,407     Series 1994-4, Class A3, 8.68%, 10/15/08               1,447
     1,258     Series 1993-4, Class A, 5.725%, 12/15/08               1,259
     1,645     Series 1994-1, Class A, 5.80%, 3/15/09                 1,647
     2,000     Series 1996-1, Class A4, 6.56%, 3/15/23                2,024
            Security Pacific Acceptance Corp.,
       425     Series 1991-2, Class B, 8.55%, 9/15/11                   426


   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            HOME EQUITY LOAN RECEIVABLES 4.5% (CONT.)
            UCFC Home Equity Loan,
   $ 1,694     Series 1995-C2, Class A6, 6.825%, 10/10/26         $   1,735
                                                               ------------
                                                                     14,383
                                                               ------------

            CORPORATE BONDS 28.6%
            Aetna Services, Inc. Company Guarantee,
     3,000     6.75%, 8/15/01                                         3,116
            Aetna Services, Inc. Debentures,
     1,375     6.75%, 9/15/13                                         1,304
            American General Finance Corp. Debentures,
       650     9.625%, 7/15/00                                          695
            American General Finance Corp. Notes,
     1,000     8.00%, 2/15/00                                         1,034
            BankAmerica Corporation Subordinated Notes:
       465     9.75%, 7/01/00                                           497
     2,000     10.00%, 2/01/03                                        2,324
            Bankers Trust - NY, Subordinated Debentures,
     1,000     9.50%, 6/14/00                                         1,052
            Bear Stearns Company Senior Notes:
     1,312     6.75%, 8/15/00                                         1,333
     2,000     9.375%, 6/01/01                                        2,164
            Caterpillar, Inc. Sinking Fund Debentures,
     2,112     9.75%, 6/01/19                                         2,252
            Chase Manhattan Corp. Debentures,
     1,015     10.00%, 6/15/99                                        1,043
            Chase Manhattan Corp. Subordinated Notes,
     2,300     9.375%, 7/01/01                                        2,530
            Chrysler Financial Corp. Debentures,
       700     12.75%, 11/01/99                                         749
            Commonwealth Edison First Mortgage,
       850     9.75%, 2/15/20                                           928
            Consolidated Edison Co. Debentures,
       100   7.60%, 1/15/00                                             103
            Continental Bank N.A. Subordinated Notes,
     2,875     12.50%, 4/01/01                                        3,305
            Continental Cablevision, Inc. Debentures,
     4,525     9.50%, 8/01/13                                         5,385
            Deseret Generation & Transmission Co-op Debentures,
       726     9.375%, 1/02/11                                          755
            Jack Eckerd Corporation Senior Subordinated Notes,
     2,449     9.25%, 2/15/04                                         2,562
            Federal Express Corporation Notes,
     1,500     9.65%, 6/15/12                                         2,001
            Federal Express Sinking Fund Pass-Thru Certificates,
       950     7.89%, 9/23/08                                         1,034
            First Chicago Corp. Subordinated Notes,
       236     11.25%, 2/20/01                                          266
            First Interstate Bancorp Subordinated Notes,
       500     9.90%, 11/15/01                                          565
            First National Bank of Omaha Subordinated Notes,
     1,600     7.32%, 12/01/10                                        1,724

                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS

INTERMEDIATE BOND MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998

   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            CORPORATE BONDS 28.6% (CONT.)
            First USA Bank Senior Notes,
    $1,000     5.85%, 2/22/01                                        $1,015
            Fleet Mortgage Group Notes,
     2,405     6.50%, 6/15/00                                         2,447
            Ford Motor Credit Co. Debentures,
     1,097     9.50%, 4/15/00                                         1,158
            Ford Motor Credit Co. Medium Term Notes,
     1,000     9.03%, 12/30/09                                        1,169
            Ford Motor Credit Co. Notes,
     2,575     8.20%, 2/15/02                                         2,764
            General Motors Acceptance Corp. Debentures,
     1,988      8.625%, 6/15/99                                       2,027
            General Motors Acceptance Corp. Notes:
     1,050     8.00%, 10/01/99                                        1,076
     2,217     9.375%, 4/01/00                                        2,338
     1,000     9.625%, 12/15/01                                       1,122
            Georgia Pacific Corp. Debentures:
     1,150     9.50%, 12/01/11                                        1,421
       775     9.50%, 5/15/22                                           886
            Goldman Sachs Group Notes,
     5,000     6.25%, 2/01/03 (Acquired 2/01/96; Cost $4,988)<F1>     5,064
            Lehman Brothers Holdings, Inc. Medium Term Notes,
     1,750     8.875%, 2/15/00                                        1,813
            Lehman Brothers Holdings, Inc. Notes:
     2,000     6.90%, 7/15/99                                         2,014
     1,500     6.65%, 11/08/99                                        1,518
     1,212     8.875%, 3/01/02                                        1,285
            Lehman Brothers, Inc. Senior Subordinated Notes:
     1,450     11.625%, 5/15/05                                       1,772
     1,000     6.125%, 2/01/01                                          990
            National Westminster Bank Debentures,
       700     9.375%, 11/15/03                                         808
            National Westminster Bank Subordinated Notes,
       700     9.45%, 5/01/01                                           763
            NCNB Corp. Subordinated Notes,
     2,380     10.20%, 7/15/15                                        3,197
            News America Holdings Debentures,
       750     10.125%, 10/15/12                                        880
            Paine Webber Group, Inc. Notes,
       500     8.875%, 3/15/05                                          558
            Paine Webber Group, Inc. Medium Term Notes,
     2,080     7.70%, 2/11/00                                         2,125
            J.C. Penney Company, Inc. Debentures,
     1,950     9.75%, 6/15/21                                         2,195
            Salomon, Inc. Medium Term Notes,
     1,300     10.125%, 6/01/99                                       1,332
            Salomon, Inc. Senior Notes:
     1,450     7.75%, 5/15/00                                         1,493
     1,100     6.75%, 2/15/03                                         1,130
            Salomon Smith Barney Holdings, Inc. Notes,
     1,400     6.625%, 6/01/00                                        1,421



   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            CORPORATE BONDS 28.6% (CONT.)
            The Charles Schwab Corp. Medium Term Notes,
   $   650     6.06%, 10/02/00                                     $    657
            Transamerica Financial Corporation Senior Notes,
     3,225     6.125%, 11/01/01                                       3,219
            Security Pacific Corp. Subordinated Notes,
     1,158     11.00%, 3/01/01                                        1,299
                                                               ------------
                                                                     91,677
                                                               ------------

            MORTGAGE-BACKED SECURITIES  3.7%
            Green Tree Financial Corp. Pass-Thru Certificates,
       303     Series 1993-4, Class A3, 6.25%, 1/15/19                  305
            MDC Asset Investors Trust,
            Real Estate Mortgage Investment Conduit (REMIC),
       737     Series VIII, Class 8, 7.75%, 9/25/17                     771
            Merrill Lynch Mortgage Investors, Inc. Notes,
       124     8.375%, 2/09/00                                          129
            Prudential Securities Financial Asset Funding Corp.,
     2,014     Series 1993-8, Class A, 5.775%, 11/15/14               2,013
            Prudential Securities Secured Financing Corp.:
     2,053     Series 1993-1, Class A, 6.44%, 2/16/21                 2,053
     2,401     Series 1994-5, Class A1, 5.66%, 5/25/24                2,382
            Salomon Brothers Mortgage Securities,
     1,206     Series 1986-1, Class A, 6.00%, 12/25/11                1,218
            Westam Mortgage Financial Corporation,
     3,037     Series 11, Class A, 6.36%, 8/26/20                     3,145
                                                               ------------
                                                                     12,016
                                                               ------------

            INTERNATIONAL/YANKEE (U.S. $ DENOMINATED)  7.3%
            Dresdner Bank of New York Subordinated Debentures,
       650     7.25%, 9/15/15                                           651
            Ford Capital BV Debentures:
       175     9.875%, 5/15/02                                          200
       600     9.50%, 6/01/10                                           755
            Ford Capital BV Notes,
     4,153     10.125%, 11/15/00                                      4,549
            Hydro-Quebec Corporation Debentures,
     2,250     11.75%, 2/01/12                                        3,331
            Korea Development Bank Bonds,
     1,075     7.125%, 9/17/01                                          955
            Korea Electric Power Debentures:
       820     7.75%, 4/01/13                                           553
       750     6.75%, 8/01/27                                           582
            Midland Bank PLC Subordinated Notes,
     4,225     6.95%, 3/15/11                                         4,010
            National Bank of Hungary Debentures,
     1,350     8.875%, 11/01/13                                       1,468
            Norsk Hydro A/S Debentures,
     1,350     9.00%, 4/15/12                                         1,730
            Pohang Iron & Steel Notes,
       875     7.125%, 7/15/04                                          677
            Quebec Province Local Government Guarantee,
       400     13.25%, 9/15/14                                          443

                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS

INTERMEDIATE BOND MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998

   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            INTERNATIONAL/YANKEE (U.S. $ DENOMINATED)
               7.3% (CONT.)
            Sumitomo Bank International Notes,
 $   1,600     9.55%, 7/15/00                                     $   1,634
            Wharf Capital International Ltd. Notes:
       800     8.875%, 11/01/04                                         641
     1,725     7.625%, 3/13/07                                        1,216
                                                               ------------
                                                                     23,395
                                                               ------------

            U.S. GOVERNMENT AGENCY-BACKED
               MORTGAGE ISSUES  4.9%
            Federal Home Loan Mortgage Corporation (FHLMC)
               Real Estate Mortgage Investment Conduit (REMIC):
       169     Series 1624, Class KE, 6.00%, 10/15/02                   171
       794     Series 1289, Class PR, 7.50%, 2/15/03                    814
       697     Series 1456, Class LA, 7.50%, 5/15/03                    726
       535     Series 1496, Class KA, 6.00%, 12/15/03                   539
       866     Series 8, Class VB, 7.00%, 4/25/03                       889
       300     Series 1551, Class E, 6.50%, 9/15/07                     308
       799     Series 1101, Class L, 6.95%, 9/15/20                     802
       642     Series 1167, Class E, 7.50%, 11/15/21                    659
     1,972     Series 1286, Class A, 6.00%, 5/15/22                   1,974
            Federal National Mortgage Association (FNMA)
               Real Estate Mortgage Investment Conduit (REMIC):
       474     Series 1993-23, Class PU, 7.50%, 1/25/00                 479
       500     Series 1992-73, Class L, 7.50%, 1/25/01                  508
     1,110     Series 1992-18, Class HB, 7.20%, 3/25/02               1,128
     3,500     Series 1993-37, Class B, 7.00%, 7/25/02                3,579
       783     Series 1992-103, Class L, 7.50%, 11/25/02                801
       465     Series 1990-89, Class K, 6.50%, 7/25/20                  469
     1,054     Series 1991-77, Class PH, 7.00%, 11/25/20              1,058
       203     Series 1991-82, Class PL, 7.00%, 12/15/20                204
            U.S. Department of Veterans Affairs Mortgage
               Trust (REMIC),
       500     Series 1992-2, Class J, 7.00%, 3/15/01                   512
                                                               ------------
                                                                     15,620
                                                               ------------

            U.S. TREASURY OBLIGATIONS  34.7%
            U.S. Treasury Bonds:
    25,750     10.75%, 2/15/03                                       32,019
    10,000     13.75%, 8/15/04                                       14,625
    34,650     10.75%, 8/15/05                                       46,832
            U.S. Treasury Strips, Principal Only,
    23,425     0.00%, 11/15/04                                       17,774
                                                               ------------
                                                                    111,250
                                                               ------------

            Total Long-Term Investments (Cost $300,274)             309,566
                                                               ------------


    Number                                                         Market
   of Shares                                                       Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            SHORT-TERM INVESTMENTS 3.1%
            INVESTMENT COMPANIES  3.1%
        10  Financial Square Prime Obligation Fund                 $     10
     9,925  Short-Term Investments Co. Liquid Assets Portfolio        9,925
                                                               ------------

            Total Short-Term Investments (Cost $9,935)                9,935

            Total Investments (Cost $310,209)  99.6%                319,501
                                                               ------------

            Other Assets, less Liabilities  0.4%                      1,338
                                                               ------------

            TOTAL NET ASSETS  100.0%                               $320,839
                                                               ============



            <F1>Unregistered security

                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS

TAX-EXEMPT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998

   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            GENERAL OBLIGATION  7.1%
            Elgin Illinois,
   $ 2,990     7.25%, 1/01/04                                       $ 3,446
            Lake County, Illinois, School District 112,
     1,415     9.00%, 12/01/05                                        1,840
            Washington State:
       100     6.75%, 10/01/01                                          103
     1,500     6.30%, 9/01/02                                         1,619
                                                               ------------
            Total General Obligation (Cost $6,861)                    7,008
                                                               ------------

            REVENUE BONDS  1.5%
            HOUSING  1.1%
            South Dakota Housing Development Authority -
            Homeownership Mortgage,
     1,105     4.85%, 5/01/01                                         1,116
                                                               ------------

            UNIVERSITY  0.4%
            New England Education Student Loan
            Marketing Corporation,
       360      5.80%, 3/01/02                                          381
                                                               ------------

            Total Revenue Bonds (Cost $1,470)                         1,497
                                                               ------------

            PREREFUNDED AND ESCROWED
               TO MATURITY  65.7%
            Adams County, Mississippi Hospital Revenue,
     1,000     8.00%, 10/01/16, Prerefunded 10/01/01                  1,137
            Alaska State Housing Finance Corporation,
     1,465     6.375%, 12/01/12, Prerefunded 12/01/02                 1,620
            Anniston, Alabama Regional Medical Center Board Project,
     1,350     8.00%, 7/01/11, Escrowed to Maturity                   1,718
            Arizona State Municipal Funding Program,
     1,500     8.75%, 8/01/07, Escrowed to Maturity                   2,008
            Arizona Health Facilities Hospital Revenue,
     2,000     7.25%, 11/01/14, Prerefunded 11/01/03                  2,269
             Central Arizona Water Conservation District,
     2,000     6.50%, 11/01/11, Prerefunded 5/01/01                   2,172
            Cherokee County, Oklahoma,
     1,340     0.00%, 11/01/11, Escrowed to Maturity                    719
            Chicago, Illinois Motor Fuel Tax Revenue,
     1,000     7.05%, 1/01/07, Prerefunded 1/01/01                    1,089
            Clark County, Nevada School District,
       370     7.00%, 6/01/09, Prerefunded 6/01/01                      404
            Cleveland, Ohio Parking Facilities Revenue,
     1,125     8.10%, 9/15/22, Prerefunded 9/15/02                    1,315
            Convention Center Authority - Rhode Island Revenue,
     1,000     6.65%, 5/15/12, Prerefunded 5/15/01                    1,090
            Danville, Indiana Community Elementary School
               Building Corp.,  First Mortgage,
     1,000     6.90%, 1/15/10, Prerefunded 1/15/02                    1,112
            Delaware County, Pennsylvania - Elwyn Inc. Project,
     1,000     8.35%, 6/01/15, Prerefunded 6/01/00                    1,093


   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            PREREFUNDED AND ESCROWED
               TO MATURITY  65.7% (cont.)
            Delaware State Health Facilities Authority Revenue,
  $  1,265     7.00%, 10/01/15, Prerefunded to Various Dates      $   1,467
            Des Plaines, Illinois Hospital Facilities -
            Holy Family Hospital Project,
       620     10.75%, 1/01/14, Prerefunded 7/01/02                     767
            Detroit, Michigan Water Supply System,
     1,000     6.25%, 7/01/12, Prerefunded 7/01/02                    1,078
            Douglas County, Nebraska Hospital Authority Revenue,
     1,000     7.25%, 11/01/21, Prerefunded 11/01/01                  1,119
            Farmington, New Mexico Power Revenue Bonds,
     1,890     9.875%, 1/01/13, Prerefunded 7/01/05                   2,491
            Fruita, Colorado, Escrowed to Maturity:
       370     9.25%, 10/01/01                                          404
       495     9.25%, 4/01/03                                           596
            Fulco, Georgia Hospital Authority Anticipation Certificates,
     1,090     6.25%, 9/01/13, Prerefunded 9/01/02                    1,207
            Granite, Illinois Single Family Mortgage Revenue,
     1,000     7.75%, 10/01/11, Escrowed to Maturity                  1,209
            Hodgkins, Illinois,
     1,300     9.50%, 12/01/09, Prerefunded 12/01/01                  1,535
            Houston, Texas Airport Systems Revenue,
       950     8.20%, 7/01/05, Escrowed to Maturity                   1,144
            Illinois Educational Facilities Authority -
            Chicago College Of Osteopathic Medicine,
       160     8.75%, 7/01/99, Escrowed to Maturity                     166
            Illinois Educational Facilities Authority - Loyola University,
     3,355     7.125%, 7/01/21, Prerefunded 7/01/01                   3,709
            Illinois Health Facilities Authority Revenue,
            Memorial Hospital,
     1,000     7.25%, 5/01/22, Prerefunded 5/01/02                    1,131
            Intermountain Power Agency, Utah Supply Revenue,
     2,500     0.00%, 7/01/21, Prerefunded 7/01/00                      261
            Louisiana Public Facilities Authority Hospital Revenue,
     1,915     7.25%, 10/01/22, Prerefunded 10/01/02                  2,190
            Louisville, Kentucky Water & Sewer Revenue,
     1,000     6.00%, 11/15/07, Escrowed to Maturity                  1,131
            Loveland, Colorado, Water Utility Improvements,
     1,365     8.875%, 11/01/05, Escrowed to Maturity                 1,700
            Maricopa County, Arizona School District No. 1, Phoenix
     1,000     Elementary, 6.60%, 7/01/03, Prerefunded 7/01/01        1,083
            Metropolitan Government Nashville & Davidson
            County, Tennessee Water & Sewer,
     9,010     0.00%, 12/01/13, Prerefunded 12/01/02                  2,463
            Michigan State Hospital Financial Authority,
            Sisters of Mercy Health Corp.,
       900     7.50%, 2/15/18, Prerefunded 2/15/01                      992
            New Jersey State Turnpike Authority Revenue,
       395     6.75%, 1/01/09, Escrowed to Maturity                     444
            Oklahoma State Industrial Authority Revenue,
            St. Anthony Hospital,
     1,020     6.125%, 6/01/03, Escrowed to Maturity                  1,104

                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS

TAX-EXEMPT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998

   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            PREREFUNDED AND ESCROWED
            TO MATURITY  65.7% (cont.)
            Peninsula Ports Authority Virginia Health Care Facilities - Mary Immaculate Project,
   $ 2,000     7.00%, 8/01/17, Prerefunded to 8/01/04 & 8/01/06    $  2,275
            Pennsylvania State Industrial Development Authority -
            Series A,
     1,000     7.00%, 1/01/11, Prerefunded 7/01/01                    1,103
            Phoenix, Arizona Street & Highway Users, Partially
            Prerefunded 7/01/02, Remainder Escrowed to Maturity:
     1,000     6.50%, 7/01/09                                         1,102
     4,700     6.25%, 7/01/11                                         5,181
            Richland County, South Carolina
            Certificates of Participation,
     1,060     7.00%, 2/01/02, Prerefunded 2/01/01                    1,157
            San Marcos, California Certificates of Participation,
     1,085     0.00%, 2/15/06, Escrowed to Maturity                     811
            Tucson, Arizona Street & Highway User Revenue Bonds,
     1,000     9.25%, 7/01/02, Escrowed to Maturity                   1,176
            Tulsa County, Oklahoma Home Finance Authority Single
            Family Mortgage Revenue,
     1,710     6.90%, 8/01/10, Escrowed to Maturity                   2,055
            Tulsa County, Oklahoma Industrial Authority
            Health Care Revenue,
       740     6.75%, 12/15/18, Prerefunded 6/15/01                     810
            University of Illinois,
     1,005     6.10%, 10/01/03, Escrowed to Maturity                  1,104
            Wausau, Wisconsin School District,
     1,000     6.50%, 4/01/10, Prerefunded 4/01/02                    1,087
                                                               ------------

            Total Prerefunded and Escrowed to Maturity
                (Cost $63,447)                                       64,998
                                                               ------------

            INSURED BONDS  18.3%
            EDUCATION  2.6%
            Cook County, Illinois Niles Twp. School District,
     1,560     0.00%, 12/01/07                                        1,050
            Cook County, Illinois Cicero School District,
     1,000     8.50%, 12/01/04                                        1,243
            Merrillville, Indiana Multi-School Building Corporation,
       200     6.375%, 7/01/03                                          221
                                                               ------------
                                                                      2,514
                                                               ------------

            ELECTRIC  2.3%
            Springfield, Illinois Electric Revenue:
     1,000     6.00%, 3/01/04                                         1,101
     1,050     6.00%, 3/01/06                                         1,177
                                                               ------------
                                                                      2,278
                                                               ------------

            GENERAL OBLIGATION  10.0%
            Amarillo, Texas Independent School District,
     1,035  7.00%, 2/01/06                                            1,223


   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            GENERAL OBLIGATION  10.0% (CONT.)
            Bolingbrook, Illinois,
   $ 1,080     0.00%, 1/01/05                                      $    838
            Chicago, Illinois,
       675     11.60%, 1/01/01                                          788
            Chicago, Illinois Park District,
     2,770     6.00%, 1/01/07                                         3,140
            Maricopa County, Arizona Elementary School District
            No. 068, Alhambra,
     1,000     5.625%, 7/01/13, Partially Prerefunded                 1,065
            Palatine, Illinois,
     1,405     9.90%, 1/01/16, Crossover Refunded 1/01/00             1,534
            Rocklin, California Unified School District,
     1,235     6.70%, 9/01/04                                         1,322
                                                               ------------
                                                                      9,910
                                                               ------------

            PUBLIC FACILITIES & IMPROVEMENTS  3.4%
            Illinois State Certificates of Participation,
     1,000     6.00%, 7/01/06                                         1,122
            Mun-Del Building Corp., Indiana,
     1,000     7.00%, 1/05/05                                         1,055
            Texas State Turnpike Authority, Dallas,
     1,000     6.50%, 1/01/08                                         1,177
                                                               ------------
                                                                      3,354
                                                               ------------

            Total Insured Municipal Bonds (Cost $17,290)             18,056
                                                               ------------

    Number
   of Shares
(in thousands)
---------------

            INVESTMENT COMPANIES  3.3%
     1,375  Financial Square Tax-Exempt Money Market                  1,375
     1,914  Tax Free Investment Trust                                 1,914
                                                               ------------


            Total Investment Companies (Cost $3,289)                  3,289
                                                               ------------

            Total Investments (Cost $92,357) 95.9%                   94,848
                                                               ------------

            Other Assets, less Liabilities 4.1%                       4,045
                                                               ------------

            TOTAL NET ASSETS  100.0%                                $98,893
                                                               ============

                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS

BOND IMMDEX/TM FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998

   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            LONG-TERM INVESTMENTS  98.1%
            ASSET-BACKED SECURITIES  10.2%
            AUTO LOAN RECEIVABLES  0.1%
            General Motors Acceptance Corp. Grantor Trust,
  $    346     Series 1995-A, Class A, 7.15%, 3/15/00             $     346
                                                               ------------

            CREDIT CARD RECEIVABLES  10.1%
            Advanta Credit Card Master Trust,
     4,200     Series 1995-F, Class A1, 6.05%, 8/01/03                4,296
            Banc One Credit Card Master Trust,
     8,000     Series 1995-B, Class A, 6.30%, 9/15/00                 8,204
            Chemical Master Credit Card Trust,
     1,520     Series 1995-3, Class A, 6.23%, 8/15/02                 1,575
            Citibank Credit Card Master Trust, Principal Only:
     6,465     Series 1996-1, Class A, 0.00%, 2/07/01                 5,785
     5,000     Series 1997-6, Class A, 0.00%, 8/15/06                 3,591
            First Chicago Master Trust II,
     1,800     Series 1994-L, Class A, 7.15%, 2/15/00                 1,831
            HFC Private Label Credit Card Master Trust II,
        99     Series 1993-2, Class A3, 4.65%, 12/20/08                  99
            Household Affinity Credit Card Master Trust I,
     3,750     Series 1993-2, Class A, 5.60%, 11/15/00                3,789
            NationsBank Credit Card Master Trust,
     9,839     Series 1995-1, Class A, 6.45%, 8/15/00                10,103
            Sears Credit Account Master Trust:
    10,771     Series 1994-1, Class A, 7.00%, 8/15/00                10,961
     1,700     Series 1995-2, Class A, 8.10%, 1/15/01                 1,760
     5,300     Series 1995-3, Class A, 7.00%, 10/15/04                5,463
                                                               ------------
                                                                     57,457
                                                               ------------

            CORPORATE BONDS  31.1%
            Aetna Services, Inc. Debentures,
     1,800     6.75%, 9/15/13                                         1,707
            Alabama Power Company First Mortgage Bond,
     1,000     9.00%, 12/01/24                                        1,095
            American Airline Equipment Pass-Thru Certificates,
     1,500     10.21%, 1/01/10                                        1,885
            BankAmerica Corporation Subordinated Notes,
     3,539     10.00%, 2/01/03                                        4,112
            Barclays North American Capital Corp. Debentures,
       925     9.75%, 5/15/21                                         1,058
            Bear Stearns Company Notes,
        63     6.50%, 6/15/00                                            64
            Bear Stearns Company Senior Notes,
       500     6.75%, 8/15/00                                           508
            Boston Edison Company Debentures,
     4,900     9.375%, 8/15/21                                        5,516
            Burlington Northern Railroad Company
            Equipment Trust Certificates,
       500     11.85%, 1/15/99                                          506
            Chase Manhattan Corp. Notes,
     7,802     10.00%, 6/15/99                                        8,014

   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            Corporate Bonds  31.1% (cont.)
            Chrysler Financial Corp. Debentures,
  $  2,327     12.75%, 11/01/99                                    $  2,491
            Commonwealth Edison Co. First Mortgage,
     6,050     9.75%, 2/15/20                                         6,604
            Continental Bank Subordinated Notes,
     1,963     12.50%, 4/01/01                                        2,257
            Continental Cablevision, Inc. Debentures,
     8,125     9.50%, 8/01/13                                         9,669
            Deseret Generation & Transmission Co-op Debentures,
     2,321     9.375%, 1/02/11                                        2,413
            Federal Express Corporation Debentures,
     2,163     9.625%, 10/15/19                                       2,301
            Federal Express Corporation Notes,
     4,400     9.65%, 6/15/12                                         5,870
            First Chicago Corp. Subordinated Notes:
     3,844     9.00%, 6/15/99                                         3,929
     1,270     9.875%, 8/15/00                                        1,370
            First National Bank Chicago Debentures,
     1,100     8.08%, 1/05/18                                         1,245
            First National Bank Omaha Subordinated Notes,
     3,100     7.32%, 12/01/10                                        3,341
            First Union Corporation Subordinated Notes,
     3,000     8.125%, 6/24/02                                        3,265
            First USA Bank Notes,
     1,125     5.85%, 2/22/01                                         1,142
            Ford Motor Company Debentures,
     2,650     9.215%, 9/15/21                                        3,395
            GTE Corporation Debentures,
       500     10.25%, 11/01/20                                         571
            GTE North, Inc. Debentures,
     1,100     9.60%, 1/01/21                                         1,234
            Geico Corporation Debentures,
     2,000     9.15%, 9/15/21                                         2,283
            General Motors Acceptance Corp. Medium Term Notes,
     1,000     7.50%, 7/22/99                                         1,015
            General Motors Acceptance Corp. Notes:
     1,375     8.00%, 10/01/99                                        1,410
     2,694     9.625%, 12/15/01                                       3,024
            Georgia Pacific Corp. Debentures:
     1,511     9.50%, 12/01/11                                        1,867
     4,605     9.875%, 11/01/21                                       5,147
       975     9.50%, 5/15/22                                         1,114
            Goldman Sachs Group Notes,
    10,000     6.25%, 2/01/03 (Acquired 2/01/96; Cost $9,974) <F1>   10,129
            Harris Bankcorp Subordinated Notes,
     1,065     9.375%, 6/01/01                                        1,171
            Lehman Brothers Holdings, Inc. Debentures,
     2,365     9.875%, 10/15/00                                       2,436
            Lehman Brothers Holdings, Inc. Medium Term Notes:
     3,825     6.65%, 11/08/99                                        3,871
     1,805     8.875%, 2/15/00                                        1,870

                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS

BOND IMMDEX/TM FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998

   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            CORPORATE BONDS  31.1% (CONT.)
            Lehman Brothers Holdings, Inc. Notes,
    $1,700     6.90%, 7/15/99                                    $    1,712
            Lehman Brothers, Inc. Senior Subordinated Notes:
     7,232     10.00%, 5/15/99                                        7,379
     2,600     11.625%, 5/15/05                                       3,177
            Lehman Brothers Holdings, Inc. Senior Notes,
       500     8.75%, 5/15/02                                           529
            The May Department Stores Company Debentures,
     1,725     9.875%, 6/15/21                                        1,981
            Mobile Energy Services LLC Debentures,
       688     8.665%, 1/01/17                                          213
            National Westminster Bancorp. Inc., Debentures,
     1,000     9.375%, 11/15/03                                       1,154
             NCNB Corp. Subordinated Notes,
     5,155     10.20%, 7/15/15                                        6,925
            News America Holdings Debentures,
     2,200     10.125%, 10/15/12                                      2,581
            Paine Webber Group, Inc. Notes,
     1,540     8.875%, 3/15/05                                        1,719
            Paine Webber Group Medium Term Notes,
     2,450     6.73%, 1/20/04                                         2,500
            Parker Hannifin Debentures,
       400     9.75%, 2/15/21                                           445
            J.C. Penney Company, Inc. Debentures,
     4,000     9.75%, 6/15/21                                         4,503
            Salomon, Inc. Notes,
     3,450     7.00%, 6/15/03                                         3,605
            Salomon, Inc. Senior Notes:
     2,850     7.75%, 5/15/00                                         2,934
     2,100     6.75%, 2/15/03                                         2,157
            The Charles Schwab Corp. Medium Term Notes:
     2,000     5.84%, 9/30/99                                         2,004
     2,250     5.90%, 10/01/99                                        2,256
            Security Pacific Corp. Subordinated Notes,
       742     11.50%, 11/15/00                                         830
            Tenneco, Inc. Debentures,
     3,150     7.45%, 12/15/25                                        3,346
            Time Warner, Inc. Debentures,
     2,200     9.125%, 1/15/13                                        2,743
            Transamerica Finance Corporation Senior Notes,
     5,675     6.125%, 11/01/01                                       5,665
            Union Camp Corp. Debentures,
       850     10.00%, 5/01/19                                          898
            U.S. West Communications Debentures,
     1,000     8.875%, 6/01/31                                        1,133
            Western National Corporation Senior Notes,
     1,456     7.125%, 2/15/04                                        1,558
            Westvaco Corp. Debentures,
     1,200     10.125%, 6/01/19                                       1,291
                                                               ------------
                                                                    176,137
                                                               ------------


   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            MORTGAGE-BACKED SECURITIES 0.4%
            Prudential Securities Secured Financing Corp.,
   $ 2,026     Series 1993-1, Class A, 6.44%, 2/16/21               $ 2,026

            INTERNATIONAL/YANKEE (U.S. $ DENOMINATED)  9.3%
            Banco Sant-Chile Notes,
     2,025     6.50%, 11/01/05                                        2,135
            British Telecommunications Finance Debentures,
     2,761     9.625%, 2/15/19                                        2,922
            Dresdner Bank Subordinated Debentures,
     3,500     7.25%, 9/15/15                                         3,508
            Ford Capital BV Debentures,
       425     9.875%, 5/15/02                                          485
            Ford Capital BV Notes:
     4,072     10.125%, 11/15/00                                      4,460
     4,025     9.375%, 5/15/01                                        4,417
     1,400     9.50%, 6/01/10                                         1,762
            Hydro-Quebec Debentures:
     3,500     11.75%, 2/01/12                                        5,181
       750     9.75%, 1/15/18                                           864
            Korea Development Bank Bond,
     1,800     7.125%, 9/17/01                                        1,600
            Korea Electric Power Debentures:
     2,020     7.75%, 4/01/13                                         1,363
     1,400     6.75%, 8/01/27                                         1,087
            Midland Bank PLC Subordinated Notes,
     5,000     6.95%, 3/15/11                                         4,746
            National Bank of Hungary Debentures,
     2,415     8.875%, 11/01/13                                       2,626
            Newfoundland (Province of) Canada,
     1,975     10.00%, 12/01/20                                       2,707
             Norsk Hydro A/S Debentures,
     2,900     9.00%, 4/15/12                                         3,717
            Pohang Iron & Steel Notes,
     1,575     7.125%, 7/15/04                                        1,218
            Quebec Province Debentures,
     2,000     11.00%, 6/15/15                                        2,232
            Sweden (Kingdom of) Debentures,
     1,100     11.125%, 6/01/15                                       1,677
            Wharf Capital International Ltd. Notes:
     2,700     8.875%, 11/01/04                                       2,162
     2,675     7.625%, 3/13/07                                        1,885
                                                               ------------
                                                                     52,754
                                                               ------------

            U.S. GOVERNMENT AGENCY-BACKED
            MORTGAGE ISSUES  6.2%
            Federal Home Loan Mortgage Corporation (FHLMC),
        99     Participation Certificates, 7.50%, 4/01/07               101
            Federal Home Loan Mortgage Corporation (FHLMC)
            Real Estate Mortgage Investment Conduit (REMIC):
       531     Series 6, Class C, 9.05%, 6/15/19                        553
       939     Series 1022, Class J, 6.00%, 12/15/20                    938

                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS

BOND IMMDEX/TM FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998

   Principal                                                       Market
    Amount                                                         Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            U.S. GOVERNMENT AGENCY-BACKED
            MORTGAGE ISSUES  6.2% (CONT.)
$      231     Series 1169, Class D, 7.00%, 5/15/21              $      233
     2,628     Series 162, Class F, 7.00%, 5/15/21                    2,672
     2,267     Series 1118, Class Z, 8.25%, 7/15/21                   2,350
     1,987     Series 188, Class H, 7.00%, 9/15/21                    2,020
     1,411     Series 1201, Class E, 7.40%, 12/15/21                  1,439
     2,024     Series 1790-A, Class A, 7.00%, 4/15/22                 2,074
            Federal National Mortgage Association (FNMA),
               Participation Certificates:
       379     Series 317, 7.50%, 8/01/07                               388
       112     Series 1464, 7.75%, 6/01/08                              116
            Federal National Mortgage Association (FNMA)
               Real Estate Mortgage Investment Conduit (REMIC):
         4     Series 1992-29, Class K, 977.92%, 11/25/00                21
       612     Series 1993-87, Class KD, 6.00%, 6/25/03                 624
        17     Series 1992-145, Class N, 1010.06%, 1/25/06              190
     4,962     Series 1998-59, Class VA, 6.50%, 3/25/07               5,083
       950     Series X-225C, Class TE, 5.45%, 10/25/18                 949
     1,069     Series 1988-24, Class G, 7.00%, 10/25/18               1,100
     1,033     Series 1989-44, Class H, 9.00%, 7/25/19                1,082
       244     Series 1989-90, Class E, 8.70%, 12/25/19                 257
     1,098     Series 1990-30, Class E, 6.50%, 3/25/20                1,108
     1,000     Series 1990-61, Class H, 7.00%, 6/25/20                1,018
        35     Series 1990-72, Class A, 9.00%, 7/25/20                   35
       538     Series 1990-72, Class B, 9.00%, 7/25/20                  568
       821     Series 1990-102, Class J, 6.50%, 8/25/20                 831
     3,941     Series 1990-105, Class J, 6.50%, 9/25/20               3,979
       724     Series 1990-106, Class J, 8.50%, 9/25/20                 752
     3,395     Series 1991-56, Class M, 6.75%, 6/25/21                3,452
     1,325     Series 1992-120, Class C, 6.50%, 7/25/22               1,341
                                                               ------------
                                                                     35,274
                                                               ------------

            U.S. TREASURY OBLIGATIONS  40.9%
            U.S. Treasury Bonds:
    34,900     10.75%, 8/15/05                                       47,170
   115,780     9.25%, 2/15/16                                       167,117
            U.S. Treasury Strips, Principal Only,
    23,400     0.00%, 11/15/04                                       17,762
                                                               ------------
                                                                    232,049
                                                               ------------

            Total Long-Term Investments (Cost $520,165)             556,043
                                                               ------------

    Number                                                         Market
   of Shares                                                       Value
(in thousands)                                                 (in thousands)
---------------                                               ---------------

            SHORT-TERM INVESTMENTS  2.2%
            INVESTMENT COMPANIES  2.2%
        10  Financial Square Prime Obligation Fund             $         10
    12,655  Short-Term Investments Co. Liquid Assets Portfolio       12,655
                                                               ------------
                                                                     12,665
                                                               ------------

            Total Short-Term Investments (Cost $12,665)              12,665
                                                               ------------

            Total Investments  (Cost $532,830) 100.3%               568,708
                                                               ------------

            Liabilities, less Other Assets  (0.3)%                  (1,982)
                                                               ------------

            TOTAL NET ASSETS  100.0%                             $  566,726
                                                               ------------

       <F1>   Unregistered security

                     See notes to the financial statements.

                                                             (LOGO) FIRSTARFUNDS

SHORT-TERM BOND MARKET FUND
INTERMEDIATE BOND MARKET FUND
TAX-EXEMPT INTERMEDIATE BOND FUND
BOND IMMDEX/TM FUND
NOTES TO THE FINANCIAL STATEMENTS

1.ORGANIZATION
  Firstar Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Short-Term Bond Market, Inter me di ate Bond Market, Tax-Exempt Intermediate Bond and Bond
IMMDEX/TM Funds (the "Funds") are separate, diversified invest ment portfolios of the Company. The Short-Term Bond Market Fund and Bond IMMDEX/TM Fund commenced operations on Dec ember 29, 1989; the Intermediate Bond Market Fund commenced operations on January 5, 1993; and the Tax-Exempt Inter mediate Bond Fund commenced operations on February 8, 1993. The objective of the Short-Term Bond Market Fund is to seek to provide an annual rate of total return, before Fund expenses, comparable to the annual rate of total return of the Lehman Brothers 1-3 year Government/Corporate Bond Index. The objective of the Intermediate Bond Market Fund is to seek to provide an annual rate of total return, before Fund expenses, comparable to the annual rate of total return of the Lehman Brothers Intermediate Government/Corporate Bond Index. The objective of the Tax-Exempt Intermediate Bond Fund is to seek to provide current income that is substantially exempt from federal income tax and emphasize total return with relatively low volatility of principal. The objective of the Bond IMMDEX/TM Fund is to seek to provide an annual rate of total return, before Fund expenses, comparable to the annual rate of total return of the Lehman Brothers Government/Corporate Bond Index.

  The Company has issued two classes of Fund shares in each of the Funds:Series A and Series Institutional. The Series A shares are subject to a 0.25% service organization fee and to an initial sales charge imposed at the time of purchase, in accordance with the Funds' prospectus. The maximum sales charge is 2% of the offering price or 2.04% of the net asset value. Effective January 1, 1999, the maximum sales charge will be 3.75% of the offering price or 3.90% of the net asset value. Each class of shares for each Fund has identical rights and privileges except with respect to shareowner organization fees paid by Series A shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

2.SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a)Investment Valuation - Securities which are traded on a recognized exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis which approx i mates market value. Investment companies are valued at net asset value, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as deter mined by the investment adviser under the supervision of the Board of Directors.

b)Federal Income Taxes - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

c)Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, admini stra tion and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

d)Distributions to Shareowners - Dividends from net investment income of the Short-Term Bond Market, Intermediate Bond Market, Tax-Exempt Inter mediate Bond and Bond IMMDEX/TM Funds are declared and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

e)Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)Unregistered Security - The Intermediate Bond Market and
Bond IMMDEX/TM Funds own a certain investment security which is unregistered and thus restricted to resale. This security is valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of this security requires registration under the Securities Act of 1933, the Funds have the right to include their security in such registration, generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

                                                             (LOGO) FIRSTARFUNDS

g)Other - Investment and shareowner transactions are recorded on trade date.
The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3.INVESTMENT TRANSACTIONS
  The aggregate purchases and sales, in thousands, of securities, excluding short-term investments, for the Funds for the year ended October 31, 1998, were as follows:

                    SHORT-TERM    INTERMEDIATE    TAX-EXEMPT        BOND
                   BOND MARKET    BOND MARKET    INTERMEDIATE    IMMDEX/TM
                       FUND           FUND         BONDFUND         FUND
                   ------------   ------------   ------------   ------------
Purchases:
  U.S. Government    $56,837        $67,974          -00          $118,992
  Other               76,392         57,380        $33,106         67,555

Sales:
  U.S. Government     47,149         40,031          -00           37,170
  Other               96,646         37,413         11,590         62,189

At October 31, 1998, gross unrealized appreciation and depreciation of investments for federal income tax purposes, in thousands, were as follows:

                    SHORT-TERM    INTERMEDIATE    TAX-EXEMPT        BOND
                   BOND MARKET    BOND MARKET    INTERMEDIATE    IMMDEX/TM
                       FUND           FUND         BONDFUND         FUND
                   ------------   ------------   ------------   ------------

Appreciation          $2,667        $11,276         $2,584        $40,397
(Depreciation)         (612)        (1,984)           (95)        (4,696)
                    --------       --------       --------       --------
Net unrealized
  appreciation
   on investments     $2,055         $9,292         $2,489        $35,701
                    ========       ========       ========       ========

  At October 31, 1998, the cost of investments, in thousands, for federal income tax purposes was $196,022, $310,209, $92,359 and $533,007 for the Short-Term
Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond and Bond IMMDEX/TM Funds, respectively. At October 31, 1998, the Short-Term Bond Market Fund had accumulated net realized capital loss carryovers, in thousands, of $980, expiring in 2002. The Short-Term Bond Market and Bond IMMDEX/TM Funds had accumulated net realized capital loss carryovers, in thousands, of $189 and $3, respectively, expiring in 2003. The Short-Term Bond Market and Bond IMMDEX/TM Funds had accumulated net realized capital loss carryovers, in thousands, of $79 and $24, respectively, expiring in 2004. The Short-Term Bond Market Fund had accumulated net realized capital loss carryovers, in thousands, of $1,083, expiring in 2005. To the extent each Fund realizes future net capital gains, taxable distributions to its respective shareowners will be offset by any unused capital loss carryover.

                                                             (LOGO) FIRSTARFUNDS


4.CAPITAL SHARE TRANSACTIONS
  Transactions, in thousands, of shares of the Funds were as follows:


                                                         SHORT-TERM        INTERMEDIATE         TAX-EXEMPT             BOND
                                                        BOND MARKET         BOND MARKET      INTERMEDIATE BOND       IMMDEX/TM
                                                            FUND               FUND                FUND                FUND
                                                     ------------------ ------------------  ------------------  ------------------
                                                      Amount    Shares    Amount    Shares    Amount    Shares    Amount    Shares
                                                     -------   -------   -------   -------   -------   -------   -------   -------
YEAR ENDED OCTOBER 31, 1998:
Series A shares:
  Shares sold                                        $31,426     3,052   $11,695     1,126   $24,340     2,333   $40,062     1,403
  Shares issued to owners in reinvestment
     of dividends                                      3,639       355       939        91       945        91     3,926       138
  Shares redeemed                                   (25,689)   (2,499)   (4,255)     (411)  (12,427)   (1,191)  (15,244)     (534)
                                                   --------- --------- --------- --------- --------- --------- --------- ---------
  Net increase                                        $9,376       908    $8,379       806   $12,858     1,233   $28,744     1,007
                                                   ========= ========= ========= ========= ========= ========= ========= =========

Series Institutional shares:
  Shares sold                                        $45,856     4,455   $82,249     7,928   $34,464     3,306  $148,842     5,214
  Shares issued to owners in reinvestment
     of dividends                                      4,729       440     8,771       792       678        65    21,598       759
  Shares redeemed                                   (66,755)   (6,475)  (59,461)   (5,674)  (21,832)   (2,098) (120,508)   (4,217)
                                                   --------- --------- --------- --------- --------- --------- --------- ---------
  Net increase (decrease)                          $(16,170)   (1,580)   $31,559     3,046   $13,310     1,273   $49,932     1,756
                                                   ========= ========= ========= ========= ========= ========= ========= =========

YEAR ENDED OCTOBER 31, 1997:
Series A shares:
  Shares sold                                        $30,209     2,949    $7,985       784   $13,524     1,317   $30,638     1,111
  Shares issued to owners in reinvestment
     of dividends                                      3,315       325       739        73       561        55     2,728        99
  Shares redeemed                                   (26,932)   (2,629)   (5,689)     (557)   (5,799)     (564)  (13,274)     (482)
                                                   --------- --------- --------- --------- --------- --------- --------- ---------
  Net increase                                        $6,592       645    $3,035       300    $8,286       808   $20,092       728
                                                   ========= ========= ========= ========= ========= ========= ========= =========

Series Institutional shares:
  Shares sold                                        $41,412     4,034  $108,111    10,593   $21,675     2,110   $99,564     3,611
  Shares issued to owners in reinvestment
     of dividends                                      7,603       744     7,516       740       432        42    20,489       746
  Shares redeemed                                   (60,562)   (5,912)  (37,572)   (3,678)   (7,177)     (699)  (91,596)   (3,322)
                                                   --------- --------- --------- --------- --------- --------- --------- ---------
  Net increase (decrease)                          $(11,547)   (1,134)   $78,055     7,655   $14,930     1,453   $28,457     1,035
                                                   ========= ========= ========= ========= ========= ========= ========= =========


                                                             (LOGO) FIRSTARFUNDS


5.INVESTMENT ADVISORY AND OTHER AGREEMENTS
  The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the year ended October 31, 1998, FIRMCO voluntarily waived the following fees, in thousands, by Fund:

                    SHORT-TERM    INTERMEDIATE    TAX-EXEMPT        BOND
                   BOND MARKET    BOND MARKET    INTERMEDIATE    IMMDEX/TM
                       FUND           FUND        BOND FUND         FUND
                   ------------   ------------   ------------   ------------
  Annual rate         0.60%          0.50%          0.50%          0.30%
  Fees waived          $529           $411           $207            -

  Firstar Bank Milwaukee, N.A. serves as custodian and Firstar Mutual Fund Services, LLC serves as transfer agent and accounting services agent for the Funds. Both companies are affiliates of FIRMCO.

  The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Mutual Fund Services, LLC (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1998, $127, $210, $60 and $365 of administration fees, in thousands, were voluntarily waived for the Short Term Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond and Bond IMMDEX/TM Funds, respectively.

  The Company entered into Servicing Agreements with certain Service Organizations, including FIRMCO affiliates, for the Series A class of shares. The Service Organizations are entitled to receive fees from the Funds up to the annual rate of 0.25% of the average daily net asset value of the Series A shares for certain support and/or distribution services to customers of the Service Organizations who are beneficial owners of Series A shares. These services may include assisting customers in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Funds; and providing information periodically to customers showing their positions in Series A shares. Service Organization fees, in thousands, incurred by the Short-Term Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond and Bond IMMDEX/TM Funds aggregated $170, $62, $61 and $195, respectively, for the year ended October 31, 1998.

  Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Firstar Funds (with the exception of the MicroCap
Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Firstar Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.

                                                             (LOGO) FIRSTARFUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE FIRSTAR
SHORT-TERM BOND MARKET FUND, THE FIRSTAR INTERMEDIATE BOND MARKET FUND, THE FIRSTAR TAX-EXEMPT INTERMEDIATE BOND FUND AND THE FIRSTAR BOND IMMDEX/TM FUND

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Firstar Short-Term Bond Market Fund, the Firstar Intermediate Bond Market Fund, the Firstar Tax-Exempt Intermediate Bond Fund and the Firstar IMMDEX/TM Fund (four of the portfolios of Firstar Funds, Inc. (the "Funds")) at October 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of their financial highlights for the year ended October 31, 1998, and for each of the other periods indicated, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
December 8, 1998

                      This page intentionally left blank.

FIRSTAR FUNDS ARE AVAILABLE THROUGH:

- THE FIRSTAR FUNDS CENTER,

- INVESTMENT SPECIALISTS WHO ARE REGISTERED
  REPRESENTATIVES OF FIRSTAR INVESTMENT SERVICES, INC.
  A REGISTERED BROKER/DEALER, NASD AND SIPC MEMBER,

- AND THROUGH SELECTED SHAREHOLDER ORGANIZATIONS.


This report is authorized for distribution only when preceded or accompanied by a current prospectus.


FOR ACCOUNT BALANCES AND INVESTOR SERVICES INFORMATION
1-800-228-1024
1-414-287-3808

FIRSTAR FUNDS CENTER
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

WWW.FIRSTARFUNDS.COM

                                                            (LOGO) FIRSTAR FUNDS

                                                             FORM #40-0246 12/98